As filed with the Securities and Exchange Commission on June 24, 2013

File No. 333-18737

File No. 811-07989

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 44	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 46	[ X ]

METROPOLITAN WEST FUNDS

(Exact Name of Registrant as Specified on Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

    It is proposed that this filing will become effective (check appropriate box).

[    ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ X]  on June 26, 2013 pursuant to paragraph (b) of Rule 485

[    ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[    ]  on                  pursuant to paragraph (a)(1) of Rule 485

[    ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[    ]  on                  pursuant to paragraph (a)(2) of Rule 485

Please send Copy of Communications to:

DAVID A. HEARTH, ESQ.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105-3441

Metropolitan West Funds

FLOATING RATE INCOME FUND — CLASS I SHARES (MWFLX)

PROSPECTUS

June 26, 2013

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Metropolitan West Asset Management, LLC

Investment Adviser

FUND SUMMARY

METROPOLITAN WEST FLOATING RATE INCOME FUND

INVESTMENT OBJECTIVE

The FLOATING RATE INCOME FUND (the “Fund”) seeks primarily to maximize current income, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses (1)	1.50%

Total Annual Fund Operating Expenses	2.05%

Fee Waiver and/or Expense Reimbursement (2)	(1.40)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.65%

(1)	Based on estimated amounts for the current fiscal year.

(2)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expense to 0.65%. For purposes of the expense limitation, operating expenses do not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$66	$507

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets, which includes borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. We expect the Fund’s portfolio of these investments to produce a floating rate of income over time. These investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) fixed-rate loans or debt, such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments; and (iv) writing credit derivatives, which would give the Fund exposure to the credit of a single issuer or an index. The market value of written credit derivatives would count toward the 80% test specified above. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade. Under current market conditions, a substantial portion of the Fund’s portfolio will consist of leveraged loans rated below investment grade or unrated. These investments will have credit risks similar to high yield securities, which are commonly referred to as “junk bonds.”

The Fund may invest up to 20% of its assets in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Those fixed income securities may include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest in securities of foreign issuers, including issuers located in emerging markets. Under normal conditions, the Fund will invest at least 80% of its net assets in loans and other securities of U.S. issuers or issuers with their primary operations, assets or management activities in the U.S. (including limited purpose controlled affiliates outside of the U.S. that borrow or issue securities primarily for the benefit of their U.S. parent companies or affiliates).

Up to 15% of the Fund’s net assets may be invested in illiquid securities.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities. In addition, the Fund may acquire and hold those securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may buy or sell options or futures on a security or an index of securities, buy or sell options on futures or enter into credit default swaps and interest rate or foreign currency transactions, including swaps and forward contracts (which are commonly known as derivatives). The Fund may use derivatives for hedging purposes, but is not required to do so, as well as to increase the total return on its portfolio investments.

PRINCIPAL RISKS

Because the Fund holds investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio holdings increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

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The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the investments held by the Fund will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that investments held by the Fund will decline in value because of changes in interest rates.

Issuer/Credit Risk:    The risk that an issuer will default on the payment of principal and/or interest on a bond or other fixed-income security. The financial strength of an issuer may decline after the Fund purchases its security. A default or increased risk of default can reduce the value of the Fund’s investment.

High Yield Risk:    The Adviser expects to invest in high yield and unrated securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. In addition, the issuers of high yield securities may default in the payment of principal and/or interest on the security, resulting in loss to the Fund.

Loan Risks:    Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value, have wide bid-ask spreads and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Distressed Investment Risks:    A security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives and Swaps Risks:    The risk that changes in the value of a derivative may be volatile and may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    The risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk either by segregating an equal amount of liquid assets or by “covering” the transactions that introduce such risk through the use of off-setting or hedging transactions.

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Foreign Securities Risk:    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Liquidity Risk:    Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Some loans held by the Fund may also experience delayed settlement, which can impair the ability of the Fund pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions.

Senior Loan Risks:    There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. The senior loans in which the Fund invests are usually rated below investment grade. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.

Second Lien Loan Risks:    Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Please see “Additional Fund Information — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

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PORTFOLIO MANAGERS

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Jamie Farnham, Managing Director and Director of Credit Research of the Adviser, has been a member of the team managing the Fund since its inception.

Jerry Cudzil, Managing Director of the Adviser, has been a member of the team managing the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone (800) 241-4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular Accounts	$3,000,000	$50,000

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may, directly or through the Fund’s principal underwriter, pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL FUND INFORMATION

GENERAL

Information about the Fund’s investment objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for the Fund at the beginning of the Prospectus. The Fund’s investment objective is fundamental and cannot be changed without shareholder approval. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any change in the principal investment strategies of the Fund.

In addition to the investment techniques and types of investments described in the summary section of this prospectus, the Fund may also pursue its investment objective as described below.

Investment process.    In selecting floating rate loans or debt and other securities for the Fund, the Adviser will seek to identify issuers and industries that it expects to experience stable or improving financial conditions. The Adviser’s analysis may include some or all of the following: (i) credit research on the issuers’ financial strength; (ii) assessment of the issuers’ ability to meet principal and interest payments; (iii) general industry trends; (iv) the issuers’ managerial strength; (v) changing financial conditions; (vi) borrowing requirements or debt maturity schedules; and (vii) the issuers’ responsiveness to changes in business conditions and interest rates. The Adviser will analyze relative values among issuers based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. The Adviser will monitor any floating rate loan or debt or other securities in which the Fund has invested. There can be no assurance that this analysis will identify factors that may impair the value of the floating rate loan or debt.

The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information. The Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment. Downgrades do not require disposition of a holding.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets is held as collateral for those transactions.

The Fund may enter into various types of swap agreements as noted previously. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is an agreement to exchange the returns on particular investments. Whether the Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involves parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Fund will segregate or ear-mark its liquid assets in an amount equal to the market value of its obligation to the counterparty under each swap agreement.

PRINCIPAL RISKS

The Fund is affected by changes in the economy, and in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Because the

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Fund holds investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

In addition to the principal risks summarized or discussed in the summary section of this prospectus, your investment in the Fund may be subject (in varying degrees) to the following risks discussed below. The Fund may be more susceptible to some of the risks than others.

DEBT SECURITIES

Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments and loans also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.

Prepayment risk arises when interest rates fall because certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase as borrowers are more likely to pay off debt and refinance at new lower rates. During these periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

HIGH YIELD RISK

The Fund will invest a substantial portion of its assets in non-investment grade debt securities, commonly referred to as “junk bonds.” Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

MARKET RISK

Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self

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regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

RISKS OF UNRATED SECURITIES

The Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

RISKS OF USING CERTAIN DERIVATIVES

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund also may use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Generally, the Fund invests in futures, options and swaps, but may use other types of financial derivatives.

For example, participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Fund may invest. The Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

LIQUIDITY RISK

The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy;

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(d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies. These risks tend to be greater in emerging markets compared to more developed countries.

The European financial markets have continued to experience volatility because of concerns about economic downturns and rising government debt levels of several European countries. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the Euro, the common currency of the European Union, or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could have a significant effect on the Fund’s investments.

CURRENCY RISK

As the Fund invests in foreign (non-U.S.) securities that trade in, and receives revenues in, foreign (non-U.S.) currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Fund.

EQUITY SECURITIES RISK

The Fund may invest in equity securities such as common and preferred stocks, or may receive equity securities as part of an investment in debt securities. Equity securities represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline as a result of factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

PREFERRED SECURITIES RISK

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

EVENT RISK

Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

EXTENSION RISK

When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, debt securities may exhibit additional volatility and may lose value.

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MEZZANINE SECURITIES RISK

Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

RISKS OF SHORT SALES

The Adviser may cause the Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by the Fund. The Fund will not make total short sales exceeding one-third (1/3) of the value of the Fund’s assets. If the value of the security sold short increases, the Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

The Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

RISKS OF SWAP AGREEMENTS

The Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

PRICE VOLATILITY RISK

The value of the Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which the Fund invests, the greater the potential volatility of its portfolio.

PORTFOLIO MANAGEMENT RISK

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that the Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in the Fund.

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INVESTMENT SELECTION RISK

The specific investments held in the Fund’s portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

OTHER RISKS

In addition to the risks described above, an investment in the Fund is subject to these additional risks.

VALUATION RISK

Portfolio securities may be valued using techniques other than market quotations in circumstances described under “Net Asset Value and Fair Value Pricing.” This is more likely for certain types of derivatives such as swaps. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

RISKS OF FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of the Fund’s shares may force the Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of the Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses.

As the Fund may invest in non-U.S. securities, there is an additional risk of undetected frequent trading in Fund shares by investors who attempt to take unfair advantage of the

Fund’s need to value its portfolio holdings that are traded in markets with closing times different than when the Fund calculates its net asset value, also known as time zone arbitrage. In addition, because the Fund significantly invests in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent disruptive trading, there is no guarantee that the Fund or its agents will be able to identify such investors or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Fund cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of the Fund on an individual basis. Consequently, although the Fund has procedures and agreements in place intended to detect excessive trading, it may not always be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Fund of detecting excessive or short duration trading activity in Fund shares. In seeking to prevent disruptive trading practices in the Fund, the Fund considers the information actually available to them at the time. While each of these financial intermediaries may have individual policies concerning frequent or excessive trading, each intermediary has different policies. The Fund is not able to fully assess the effectiveness of its financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.

RISKS OF BORROWING AND USE OF LEVERAGE

The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the

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borrowing is fully collateralized. Total bank borrowings may not exceed one-third of the value of the Fund’s assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset value of the Fund’s shares and in its portfolio yield. Although borrowing will be fully collateralized, the Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

RISKS OF INSIDE INFORMATION

The Fund’s portfolio managers may seek to avoid exposure to material non-public information about the issuers of floating rate loans being considered for purchase by the Fund. Although that inside information could enhance the portfolio managers’ ability to evaluate a potential investment, it would also impair the Fund’s ability to trade that issuer’s securities in compliance with federal securities laws.

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MANAGEMENT OF THE FUND

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, acts as the investment adviser to the Fund and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Fund. The Adviser was founded in 1996, and managed approximately $29.9 billion of fixed-income investments as of March 31, 2013 on behalf of institutional clients and the Trust. The Adviser, together with the TCW Group, Inc. and its other subsidiaries, managed approximately $130.7 billion of various types of financial assets as of March 31, 2013.

PORTFOLIO MANAGERS

The portfolio managers who have primary responsibility for the day-to-day management of the Fund’s portfolio are listed below, together with their biographical information for the past five years. The portfolio managers select and make investments for the Fund as a team, using a consensus approach. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Stephen Kane, CFA has been a portfolio manager with the Adviser since August 1996.

Laird R. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996.

Jamie Farnham has been with the Adviser since November 2002. From July 1998 to July 2000, Mr. Farnham was an Investment Associate at Primus Venture Partners.

Jerry Cudzil, Managing Director of the Adviser, has been with the Adviser since May, 2012. From June, 2004, until May 2010, Mr. Cudzil was a portfolio manager for Dimaio Ahman Capital. From May, 2010 until May, 2011, Mr. Cudzil was a high yield bond trader with Morgan Stanley & Co., and from September, 2011 until May, 2012, he was a high yield bond trader with Deutsche Bank.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees.    The Fund pays the Adviser a monthly fee for providing investment advisory services equal to 0.55% of the Fund’s net asset value per annum. A discussion of the basis for the Board of Trustees’ approval of the Investment Management Agreement will be available in the Fund’s Semi-Annual Report for the period ended September 30, 2013.

The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not request or receive reimbursement for prior reductions or reimbursements before the payment of the Fund’s operating expenses for the current year and may not recoup amounts that would make the Fund’s total expenses exceed the applicable limit in effect during the recoupment period.

Compensation of Other Parties.    The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other types of arrangement with the Adviser, the distributor or the Fund (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.

Payments may relate to selling and/or servicing activities, such as: access to an intermediary’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer the Fund as part of a special preferred-list or other preferred treatment program.

The Adviser does not direct the Fund’s portfolio securities transactions, or otherwise compensate broker-dealers in connection with the Fund’s portfolio transactions, in consideration of sales of Fund shares.

The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated

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persons to recommend or sell shares of the Fund to their client investors.

Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Fund rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in the Fund.

THE TRANSFER AGENT AND ADMINISTRATOR

BNY Mellon Investment Servicing serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to a Services Agreement. The business address of BNY Mellon Investment Servicing is 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

THE UNDERWRITER

Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, Pennsylvania 19132, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund.

OTHER SERIES AND SHARE CLASSES

The Fund also offers Class M shares. The Trust also offers the following funds: ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND, ALPHATRAK 500 FUND, UNCONSTRAINED BOND FUND and STRATEGIC INCOME FUND. The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND, UNCONSTRAINED BOND FUND and STRATEGIC INCOME FUND offer Class M and I shares. The LOW DURATION BOND FUND and TOTAL RETURN BOND FUND also offer Administrative Class shares. The TOTAL RETURN BOND FUND also offers Plan Class shares. Class M shares, Administrative Class shares, and Plan Class shares have different expenses which will result in different performance than Class I shares. Shares of all classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class. The ALPHATRAK 500 FUND’S shares are designated as Class M shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

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HOW TO PURCHASE SHARES

REGULAR PURCHASES

The minimum initial investment in the Fund is $3,000,000 ($50,000 for additional investments).

The price at which the Fund’s shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed. The Fund may close early on business days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.

The price for each share you buy will be the NAV calculated after your request is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a day the Fund’s NAV is calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or the Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Fund reserves the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Fund at its sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee.

You may invest in the Fund by wiring the amount to be invested to Metropolitan West Funds.

Bank Name: Bank of New York Mellon ABA No. 011001234 Credit: A/C 000073-4454 BNY Mellon Investment Servicing (US) Inc. as Agent for Metropolitan West Funds Further Credit: Shareholder Name Shareholder Fund/Account Number

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the NYSE will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending applications, checks or other communications to the Transfer Agent via overnight mail services, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

Make your check payable to Metropolitan West Funds (Fund name). The Fund cannot accept third party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashiers check, bank draft, money order or travelers’ check).

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of the Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

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The Trust may accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The Trust generally does not permit non-US residents to purchase shares of the Fund. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Fund reserves the right to reject the offer of any payment in kind.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund’s Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.

Current and prospective investors purchasing shares of the Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.

IDENTITY VERIFICATION PROCEDURES NOTICE

The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, you will be required to supply the Fund with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NET ASSET VALUE AND FAIR VALUE PRICING

The NAV per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of the Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. The Adviser may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Fund’s portfolio securities and its net asset value. The Statement of Additional Information further describes the most common techniques used by the Fund to fair value its securities.

The daily NAV may not reflect the closing market price for all futures contracts held by the Fund because the markets for certain futures will close shortly after the time net asset value is calculated. If the value of those futures contracts change substantially immediately before the futures markets close, then the Fund may not be able to use an accurate price for those instruments. See “Net Asset Value” in the Statement of Additional Information for further information.

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HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a request to redeem shares to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending a request via overnight mail services, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at NAV next determined after receipt of the request by the Transfer Agent or other agent of the Fund. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’s records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. If you have any questions, please contact the Fund in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the NYSE is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Fund is sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your Class I shares in the Fund for Class I shares of other funds in the Trust, provided that those shares may legally be sold in the state of your residence, that the fund is open to new investors and you have selected the appropriate box on the Account Application. There is a $50,000 minimum to exchange your Class I shares into a fund you currently own and a $3,000,000 minimum to invest into Class I shares of a new fund. An exchange of shares is treated for Federal income tax purposes as a redemption or sale of shares and any gain or loss may be subject to income tax. Shares exchanged for shares of another fund will be priced at their respective net asset values.

The exchange privilege is not intended as a vehicle for short- term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.

The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Trust.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan provides for automatic redemptions of at least $100,000 on a monthly, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). This electronic transfer could take three to five business days to settle. You may establish this plan by completing the appropriate section of the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning the plan must be received by the Transfer Agent at least two weeks prior to the next scheduled payment. Further information regarding this plan and its requirements can be obtained by contacting the Funds at (800) 241-4671.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s

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records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling the Transfer Agent at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Fund reserves the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF ACCOUNTS BELOW MINIMUM AMOUNT

The Fund may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below $3,000,000 for the Class I shares of the Fund as a result of a transfer or redemption (and not market fluctuations). The Fund will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

CONVERSION OF SHARES BETWEEN CLASSES

You are permitted to convert shares between Class I, Class M and Plan Class Shares, provided that your investment meets the minimum initial investment and any other requirements in the other class, and that the shares of the other class are eligible for sale in your state of residence. Further information about conversion of shares between classes may be found in the Statement of Additional Information.

TRADING LIMITS

The Fund is not intended to serve as a vehicle for frequent trading activity because such trading may disrupt management of the Fund. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Fund’s ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Fund’s securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Fund’s performance.

The Trust reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive material trading. If a purchase or exchange order into shares of the Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Future purchases into the Fund may be barred if a shareholder effects more than two round trips in shares of the Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period. Shareholders effecting a round trip transaction in shares of the

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Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Trust’s frequent trading policy. Exceptions to these trading limits may be made only upon approval of the Trust’s Chief Compliance Officer or Fund Operations Officer, and such exceptions are reported to the Board of Trustees on a quarterly basis. This policy may be revised from time to time by the officers of the Trust in consultation with the Board of Trustees without prior notice.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Adviser’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Fund’s systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Trust or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Trust, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity.

In addition, the Trust reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

REPORTS TO SHAREHOLDERS

The Fund’s fiscal year ends on March 31. The Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your account reflecting all transactions having taken place within that month. In order to reduce the Fund’s expenses, the Trust will try to identify related shareholders in a household and send only one copy of the annual or semi-annual report and prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the Internal Revenue Service (IRS).

WITHHOLDINGS; REPORTING

The Fund may be required to withhold Federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Fund also may be required to report redemptions to the IRS.

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DIVIDENDS AND TAX STATUS

The Fund expects to declare dividends daily and pay them monthly to shareholders. Dividends normally begin to accrue on the next business day after payment for shares.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. The Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. Distributions are treated the same for tax purposes whether received in cash or reinvested. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.

All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. Distributions of investment income designated as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. Dividends, interest and gains received by the Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be capital gain distributions and/or a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Fund, and is not intended to be a complete description of all tax implications of an investment in the Fund. You should consult your own advisors concerning the application of Federal, state and local tax laws to your particular situations.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

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ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference and is legally considered a part of this Prospectus.

The reports and the SAI are available, free of charge, on our website at http://www.mwamllc.com/literature.php. You can request free copies of the reports and the SAI, or request other information and discuss your questions about the Fund by contacting us at:

METROPOLITAN WEST FUNDS

865 SOUTH FIGUEROA STREET

LOS ANGELES, CALIFORNIA 90017

(800) 241-4671

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, you can get copies of this information:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following E-mail address: publicinfo@sec.gov.

•	Free of charge from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Investment Company Act File No. 811-07989

Metropolitan West Funds

FLOATING RATE INCOME FUND — CLASS M SHARES (MWFRX)

PROSPECTUS

June 26, 2013

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Metropolitan West Asset Management, LLC

Investment Adviser

FUND SUMMARY

METROPOLITAN WEST FLOATING RATE INCOME FUND

INVESTMENT OBJECTIVE

The Floating Rate Income Fund (the “Fund”) seeks primarily to maximize current income, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	1.50%

Total Annual Fund Operating Expenses	2.30%

Fee Waiver and/or Expense Reimbursement (2)	(1.45)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)	Based on estimated amounts for the current fiscal year.

(2)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expense to 0.85%. For purposes of the expense limitation, operating expenses do not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$579

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets, which includes borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. We expect the Fund’s portfolio of these investments to produce a floating rate of income over time. These investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) fixed-rate loans or debt, such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments; and (iv) writing credit derivatives, which would give the Fund exposure to the credit of a single issuer or an index. The market value of written credit derivatives would count toward the 80% test specified above. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade. Under current market conditions, a substantial portion of the Fund’s portfolio will consist of leveraged loans rated below investment grade or unrated. These investments will have credit risks similar to high yield securities, which are commonly referred to as “junk bonds.”

The Fund may invest up to 20% of its assets in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Those fixed income securities may include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest in securities of foreign issuers, including issuers located in emerging markets. Under normal conditions, the Fund will invest at least 80% of its net assets in loans and other securities of U.S. issuers or issuers with their primary operations, assets or management activities in the U.S. (including limited purpose controlled affiliates outside of the U.S. that borrow or issue securities primarily for the benefit of their U.S. parent companies or affiliates).

Up to 15% of the Fund’s net assets may be invested in illiquid securities.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities. In addition, the Fund may acquire and hold those securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may buy or sell options or futures on a security or an index of securities, buy or sell options on futures or enter into credit default swaps and interest rate or foreign currency transactions, including swaps and forward contracts (which are commonly known as derivatives). The Fund may use derivatives for hedging purposes, but is not required to do so, as well as to increase the total return on its portfolio investments.

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PRINCIPAL RISKS

Because the Fund holds investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio holdings increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the investments held by the Fund will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that investments held by the Fund will decline in value because of changes in interest rates.

Issuer/Credit Risk:    The risk that an issuer will default on the payment of principal and/or interest on a bond or other fixed-income security. The financial strength of an issuer may decline after the Fund purchases its security. A default or increased risk of default can reduce the value of the Fund’s investment.

High Yield Risk:    The Adviser expects to invest in high yield and unrated securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. In addition, the issuers of high yield securities may default in the payment of principal and/or interest on the security, resulting in loss to the Fund.

Loan Risks:    Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value, have wide bid-ask spreads and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Distressed Investment Risks:    A security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may be volatile and may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk either by segregating an equal amount of liquid assets or by “covering” the transactions that introduce such risk through the use of off-setting or hedging transactions.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests.

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Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Liquidity Risk:    Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Some loans held by the Fund may also experience delayed settlement, which can impair the ability of the Fund pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions.

Senior Loan Risks:    There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. The senior loans in which the Fund invests are usually rated below investment grade. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.

Second Lien Loan Risks:    Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Please see “Additional Fund Information — Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Jamie Farnham, Managing Director and Director of Credit Research of the Adviser, has been a member of the team managing the Fund since its inception.

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Jerry Cudzil, Managing Director of the Adviser, has been a member of the team managing the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone (800) 241-4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular Accounts	$5,000	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$5,000	$100

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may, directly or through the Fund’s principal underwriter, pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL FUND INFORMATION

GENERAL

Information about the Fund’s investment objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for the Fund at the beginning of the Prospectus. The Fund’s investment objective is fundamental and cannot be changed without shareholder approval. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any change in the principal investment strategies of the Fund.

In addition to the investment techniques and types of investments described in the summary section of this prospectus, the Fund may also pursue its investment objective as described below.

Investment process.    In selecting floating rate loans or debt and other securities for the Fund, the Adviser will seek to identify issuers and industries that it expects to experience stable or improving financial conditions. The Adviser’s analysis may include some or all of the following: (i) credit research on the issuers’ financial strength; (ii) assessment of the issuers’ ability to meet principal and interest payments; (iii) general industry trends; (iv) the issuers’ managerial strength; (v) changing financial conditions; (vi) borrowing requirements or debt maturity schedules; and (vii) the issuers’ responsiveness to changes in business conditions and interest rates. The Adviser will analyze relative values among issuers based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. The Adviser will monitor any floating rate loan or debt or other securities in which the Fund has invested. There can be no assurance that this analysis will identify factors that may impair the value of the floating rate loan or debt.

The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information. The Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment. Downgrades do not require disposition of a holding.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets is held as collateral for those transactions.

The Fund may enter into various types of swap agreements as noted previously. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is an agreement to exchange the returns on particular investments. Whether the Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involves parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Fund will segregate or ear-mark its liquid assets in an amount equal to the market value of its obligation to the counterparty under each swap agreement.

PRINCIPAL RISKS

The Fund is affected by changes in the economy, and in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Because the Fund holds investments with fluctuating market prices, the

8

value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

In addition to the principal risks summarized or discussed in the summary section of this prospectus, your investment in the Fund may be subject (in varying degrees) to the following risks discussed below. The Fund may be more susceptible to some of the risks than others.

DEBT SECURITIES

Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments and loans also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.

Prepayment Risk arises when interest rates fall because certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase as borrowers are more likely to pay off debt and refinance at new lower rates. During these periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

HIGH YIELD RISK

The Fund will invest a substantial portion of its assets in non-investment grade debt securities, commonly referred to as “junk bonds.” Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

MARKET RISK

Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the

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regulation of the securities in which the Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

RISKS OF UNRATED SECURITIES

The Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

RISKS OF USING CERTAIN DERIVATIVES

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund also may use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Generally, the Fund invests in futures, options and swaps, but may use other types of financial derivatives.

For example, participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Fund may invest. The Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

LIQUIDITY RISK

The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy;

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(d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies. These risks tend to be greater in emerging markets compared to more developed countries.

The European financial markets have continued to experience volatility because of concerns about economic downturns and rising government debt levels of several European countries. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the Euro, the common currency of the European Union, or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could have a significant effect on the Fund’s investments.

CURRENCY RISK

As the Fund invests in foreign (non-U.S.) securities that trade in, and receives revenues in, foreign (non-U.S.) currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Fund.

EQUITY SECURITIES RISK

The Fund may invest in equity securities such as common and preferred stocks, or may receive equity securities as part of an investment in debt securities. Equity securities represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline as a result of factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

PREFERRED SECURITIES RISK

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

EVENT RISK

Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

EXTENSION RISK

When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, debt securities may exhibit additional volatility and may lose value.

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MEZZANINE SECURITIES RISK

Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

RISKS OF SHORT SALES

The Adviser may cause the Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by the Fund. The Fund will not make total short sales exceeding one-third (1/3) of the value of the Fund’s assets. If the value of the security sold short increases, the Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

The Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

RISKS OF SWAP AGREEMENTS

The Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

PRICE VOLATILITY RISK

The value of the Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which the Fund invests, the greater the potential volatility of its portfolio.

PORTFOLIO MANAGEMENT RISK

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that the Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in the Fund.

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INVESTMENT SELECTION RISK

The specific investments held in the Fund’s portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

OTHER RISKS

In addition to the risks described above, an investment in the Fund is subject to these additional risks.

VALUATION RISK

Portfolio securities may be valued using techniques other than market quotations in circumstances described under “Net Asset Value and Fair Value Pricing.” This is more likely for certain types of derivatives such as swaps. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

RISKS OF FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of the Fund’s shares may force the Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of the Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses.

As the Fund may invest in non-U.S. securities, there is an additional risk of undetected frequent trading in Fund shares by investors who attempt to take unfair advantage of the

Fund’s need to value its portfolio holdings that are traded in markets with closing times different than when the Fund calculates its net asset value, also known as time zone arbitrage. In addition, because the Fund significantly invests in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent disruptive trading, there is no guarantee that the Fund or its agents will be able to identify such investors or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Fund cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of the Fund on an individual basis. Consequently, although the Fund has procedures and agreements in place intended to detect excessive trading, it may not always be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Fund of detecting excessive or short duration trading activity in Fund shares. In seeking to prevent disruptive trading practices in the Fund, the Fund considers the information actually available to them at the time. While each of these financial intermediaries may have individual policies concerning frequent or excessive trading, each intermediary has different policies. The Fund is not able to fully assess the effectiveness of its financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.

RISKS OF BORROWING AND USE OF LEVERAGE

The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the

13

borrowing is fully collateralized. Total bank borrowings may not exceed one-third of the value of the Fund’s assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset value of the Fund’s shares and in its portfolio yield. Although borrowing will be fully collateralized, the Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

RISKS OF INSIDE INFORMATION

The Fund’s portfolio managers may seek to avoid exposure to material non-public information about the issuers of floating rate loans being considered for purchase by the Fund. Although that inside information could enhance the portfolio managers’ ability to evaluate a potential investment, it would also impair the Fund’s ability to trade that issuer’s securities in compliance with federal securities laws.

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MANAGEMENT OF THE FUND

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, acts as the investment adviser to the Fund and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Fund. The Adviser was founded in 1996, and managed approximately $29.9 billion of fixed-income investments as of March 31, 2013 on behalf of institutional clients and the Trust. The Adviser, together with the TCW Group, Inc. and its other subsidiaries, managed approximately $130.7 billion of various types of financial assets as of March  31, 2013.

PORTFOLIO MANAGERS

The portfolio managers who have primary responsibility for the day-to-day management of the Fund’s portfolio are listed below, together with their biographical information for the past five years. The portfolio managers select and make investments for the Fund as a team, using a consensus approach. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Stephen Kane, CFA has been a portfolio manager with the Adviser since August 1996.

Laird R. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996.

Jamie Farnham has been with the Adviser since November 2002. From July 1998 to July 2000, Mr. Farnham was an Investment Associate at Primus Venture Partners.

Jerry Cudzil, Managing Director of the Adviser, has been with the Adviser since May, 2012. From June, 2004, until May 2010, Mr. Cudzil was a portfolio manager for Dimaio Ahman Capital. From May, 2010 until May, 2011, Mr. Cudzil was a high yield bond trader with Morgan Stanley & Co., and from September, 2011 until May, 2012, he was a high yield bond trader with Deutsche Bank.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees.    The Fund pays the Adviser a monthly fee for providing investment advisory services equal to 0.55% of the Fund’s net asset value per annum. A discussion of the basis for the Board of Trustees’ approval of the Investment Management Agreement will be available in the Fund’s Semi-Annual Report for the period ended September 30, 2013.

The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not request or receive reimbursement for prior reductions or reimbursements before the payment of the Fund’s operating expenses for the current year and may not recoup amounts that would make the Fund’s total expenses exceed the applicable limit in effect during the recoupment period.

Rule 12b-1 Fee.    The Fund has a Share Marketing Plan or “Rule 12b-1 Plan” under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Compensation of Other Parties.    The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other types of arrangement with the Adviser, the distributor or the Fund (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.

Payments may relate to selling and/or servicing activities, such as: access to an intermediary’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer the Fund as part of a special preferred-list or other preferred treatment program.

The Adviser does not direct the Fund’s portfolio securities transactions, or otherwise compensate broker-dealers in

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connection with the Fund’s portfolio transactions, in consideration of sales of Fund shares.

The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Fund to their client investors.

Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Fund rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in the Fund.

THE TRANSFER AGENT AND ADMINISTRATOR

BNY Mellon Investment Servicing serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to a Services Agreement. The business address of BNY Mellon Investment Servicing is 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

THE UNDERWRITER

Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, Pennsylvania 19132, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund.

OTHER SERIES AND SHARE CLASSES

The Fund also offers Class I shares. The Trust also offers the following funds: ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND, ALPHATRAK 500 FUND, UNCONSTRAINED BOND FUND and STRATEGIC INCOME FUND. The ULTRA SHORT BOND FUND, LOW DURATION BOND FUND, INTERMEDIATE BOND FUND, TOTAL RETURN BOND FUND, HIGH YIELD BOND FUND, UNCONSTRAINED BOND FUND and STRATEGIC INCOME FUND offer Class M and I shares. The LOW DURATION BOND FUND and TOTAL RETURN BOND FUND also offer Administrative Class shares. The TOTAL RETURN BOND FUND also offers Plan Class shares. Class I shares, Administrative Class shares, and Plan Class shares have different expenses which will result in different performance than Class M shares. Shares of all classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class. The ALPHATRAK 500 FUND’S shares are designated as Class M shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

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HOW TO PURCHASE SHARES

REGULAR PURCHASES

The minimum initial investment in the Fund is $5,000. For retirement plan investments the initial minimum is $1,000. There are no minimums for subsequent investments.

The price at which the Fund’s shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed. The Fund may close early on business days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.

The price for each share you buy will be the NAV calculated after your request is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a day the Fund’s NAV is calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or the Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Fund reserves the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Fund at its sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee.

You may invest in the Fund by wiring the amount to be invested to Metropolitan West Funds.

Bank	Name: Bank of New York Mellon
ABA	No. 011001234
Credit:	A/C 000073-4454
BNY Mellon Investment Servicing (US) Inc.
as Agent for Metropolitan West Funds
Further Credit:	Shareholder Name
Shareholder Fund/Account Number

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the NYSE will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending applications, checks or other communications to the Transfer Agent via overnight mail services, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

Make your check payable to Metropolitan West Funds (Fund name). The Fund cannot accept third party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashiers check, bank draft, money order or travelers’ check).

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of the Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

17

The Trust may accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The Trust generally does not permit non-US residents to purchase shares of the Fund. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Fund reserves the right to reject the offer of any payment in kind.

BY AUTOMATIC INVESTMENT PLAN

Once an account has been opened, you can make additional purchases of shares of the Fund through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Fund. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund designated on the enclosed Account Application. The Fund may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the Account Application or contact the Fund at (800) 241-4671.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund’s Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.

Current and prospective investors purchasing shares of the Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.

IDENTITY VERIFICATION PROCEDURES NOTICE

The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, you will be required to supply the Fund with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NET ASSET VALUE AND FAIR VALUE PRICING

The NAV per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of the Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. The Adviser

18

may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Fund’s portfolio securities and its net asset value. The Statement of Additional Information further describes the most common techniques used by the Fund to fair value its securities.

The daily NAV may not reflect the closing market price for all futures contracts held by the Fund because the markets for certain futures will close shortly after the time net asset value is calculated. If the value of those futures contracts change substantially immediately before the futures markets close, then the Fund may not be able to use an accurate price for those instruments. See “Net Asset Value” in the Statement of Additional Information for further information.

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HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a request to redeem shares to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending a request via overnight mail services, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at NAV next determined after receipt of the request by the Transfer Agent or other agent of the Fund. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’s records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. If you have any questions, please contact the Fund in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the NYSE is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Fund is sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your Class M shares in the Fund for Class M shares of other funds in the Trust, provided that those shares may legally be sold in the state of your residence, that the fund is open to new investors and you have selected the appropriate box on the Account Application. Shares subject to an exchange must have a current value of at least $1,000. An exchange of shares is treated for Federal income tax purposes as a redemption or sale of shares and any gain or loss may be subject to income tax. Shares exchanged for shares of another fund will be priced at their respective net asset values.

The exchange privilege is not intended as a vehicle for short- term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.

The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Trust.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Fund having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). This electronic transfer could take three to five business days to settle. You may establish this Plan by completing the appropriate section on the Account Application or by calling the Fund at (800) 241-4671. Notice of all changes concerning this Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Fund at (800) 241-4671.

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TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling the Transfer Agent at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Fund reserves the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF ACCOUNTS BELOW MINIMUM AMOUNT

The Fund may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below $500 as a result of a transfer or redemption (and not market fluctuations). The Fund will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

CONVERSION OF SHARES BETWEEN CLASSES

You are permitted to convert shares between Class M and Class I, provided that your investment meets the minimum initial investment and any other requirements in the other class, and that the shares of the other class are eligible for sale in your state of residence. Further information about conversion of shares between classes may be found in the Statement of Additional Information.

TRADING LIMITS

The Fund is not intended to serve as a vehicle for frequent trading activity because such trading may disrupt management of the Fund. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Fund’s ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Fund’s securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Fund’s performance.

The Trust reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive material trading. If a purchase or exchange order into shares of the Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Future purchases into the Fund may be barred if a shareholder effects more than two round trips in shares of the Fund

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(meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period. Shareholders effecting a round trip transaction in shares of the Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Trust’s frequent trading policy. Exceptions to these trading limits may be made only upon approval of the Trust’s Chief Compliance Officer or Fund Operations Officer, and such exceptions are reported to the Board of Trustees on a quarterly basis. This policy may be revised from time to time by the officers of the Trust in consultation with the Board of Trustees without prior notice.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Adviser’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Fund’s systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Trust or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Trust, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity.

In addition, the Trust reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

REPORTS TO SHAREHOLDERS

The Fund’s fiscal year ends on March 31. The Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your account reflecting all transactions having taken place within that month. In order to reduce the Fund’s expenses, the Trust will try to identify related shareholders in a household and send only one copy of the annual or semi-annual report and prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the Internal Revenue Service (IRS).

WITHHOLDINGS; REPORTING

The Fund may be required to withhold Federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Fund also may be required to report redemptions to the IRS.

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DIVIDENDS AND TAX STATUS

The Fund expects to declare dividends daily and pay them monthly to shareholders. Dividends normally begin to accrue on the next business day after payment for shares.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. The Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. Distributions are treated the same for tax purposes whether received in cash or reinvested. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.

All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. Distributions of investment income designated as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. Dividends, interest and gains received by the Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be capital gain distributions and/or a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Fund, and is not intended to be a complete description of all tax implications of an investment in the Fund. You should consult your own advisors concerning the application of Federal, state and local tax laws to your particular situations.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

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ANNUAL/SEMIANNUAL REPORTS

The Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference and is legally considered a part of this Prospectus.

The reports and the SAI are available, free of charge, on our website at http://www.mwamllc.com/literature.php. You can request free copies of the reports and the SAI, or request other information and discuss your questions about the Fund by contacting us at:

METROPOLITAN WEST FUNDS

865 SOUTH FIGUEROA STREET

LOS ANGELES, CALIFORNIA 90017

(800) 241-4671

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, you can get copies of this information:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following E-mail address: publicinfo@sec.gov.

•	Free of charge from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Investment Company Act File No. 811-07989

METROPOLITAN WEST FUNDS

STATEMENT OF ADDITIONAL INFORMATION

METROPOLITAN WEST FLOATING RATE INCOME FUND - CLASS M (MWFRX)

METROPOLITAN WEST FLOATING RATE INCOME FUND - CLASS I (MWFLX)

June 26, 2013

www.mwamllc.com

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectuses dated June 26, 2013 (“Prospectus”), as supplemented from time to time, for Metropolitan West Floating Rate Income Fund – Class M and Class I (the “FLOATING RATE INCOME FUND”). Copies of the Prospectus may be obtained at no charge by writing to Metropolitan West Funds, 865 South Figueroa Street, Los Angeles, California 90017. In this SAI, the FLOATING RATE INCOME FUND may be referred to as the “Fund.” Metropolitan West Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund. The Fund is a separate series of Metropolitan West Funds (the “Trust” or the “Funds”).

THE TRUST

The Trust was organized on December 9, 1996 as a Delaware statutory trust. The Trust is an open-end, management investment company currently consisting of nine separate series, each of which has separate assets and liabilities. Each Fund is a diversified fund. Each Fund other than the AlphaTrak 500 Fund, the Low Duration Bond Fund and the Total Return Bond Fund has two classes of shares of beneficial interest, Class M and Class I, each with a par value of $0.01 per share. The Low Duration Bond Fund and the Total Return Bond Fund have an Administrative Class of shares of beneficial interest, each with a par value of $0.01 per share. The Total Return Bond Fund has a Plan Class of shares of beneficial interest, with a par value of $0.01 per share. The Trust’s Board of Trustees decides matters of general policy and reviews the activities of the Adviser. The Trust’s officers conduct and supervise the daily business operations of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within each series.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fund is described in the Prospectus.

The portfolio and strategies with respect to the composition of the Fund are described in the Prospectus.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions (in addition to those indicated in the Prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of that Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the vote of the holders of a “majority” of the Fund’s outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Fund may not:

1.

Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities (“U.S. Government securities”) or mutual funds, if as a result of that purchase: (i) with respect to 75% of its total assets, more than 5% of the Fund’s total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund’s total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry. For purposes of the industry concentration test, (a) finance company subsidiaries will be considered to be in the industries of their parent companies if their activities are primarily related to financing the activities of the parent companies; (b) utilities will be regarded as separate industries based on their services; for example, electric, natural gas, telephone, among others, will each be considered a separate industry; and (c) the Fund may concentrate in the banking industry to the extent that such concentration results from the Fund’s purchase of loan participations from banks and the banks are considered the issuers of those participations.

2.

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may otherwise borrow as expressly permitted by the Prospectus or this SAI) provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

3.

Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of collateral consisting of liquid securities or such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund’s net assets (taken at current value) is held as collateral for such sales at any one time.

4.

Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 33 1/3% (including borrowings) and may pledge its assets to secure such borrowings. The Fund may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if, to the extent required by applicable law, immediately after each borrowing there is asset coverage of at least 300%, except for borrowing for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of total assets.

5.

Purchase any security (other than U.S. Government securities) if as a result of that purchase, with respect to 75% of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

6.	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

7.

Make investments for the purpose of exercising control or management. (However, this does not prohibit representatives of the Fund or the Adviser from participating on creditor’s committees with respect to the Fund’s portfolio investments.)

8.

Participate on a joint or joint and several basis in any trading account in securities that would be restricted or prohibited by the 1940 Act, except to the extent the Fund has received an exemptive order from the Securities and Exchange Commission (“SEC”) permitting such account or otherwise is in compliance with interpretive guidance from the staff of the SEC. (As of the date of this SAI, the Trust has neither obtained nor applied for such an order.)

9.

Invest in commodities, except that the Fund may invest in futures contracts, options on futures contracts and other instruments, such as swaps, that are regulated by the Commodity Futures Trading Commission (“CFTC”) to the extent permitted by the CFTC’s regulations, so that either (a) the aggregate initial margin and premiums required to establish the positions in those futures contracts and other CFTC-regulated instruments do not exceed five percent of the Fund’s liquidation value (after taking into account unrealized profits and losses on those positions) or (b) the net aggregate notional value or obligation of all futures contracts and other CFTC-regulated instruments do not exceed the liquidation value of the Fund’s portfolio at the time the most recent position was established (after taking into account unrealized profits and losses on those positions). (This exception is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)

10.

Lend money or other assets to other persons in any form or manner except as permitted to the fullest extent by the 1940 Act and other applicable law. To the extent the following activities constitute loans within the meaning of applicable law, none of the following are prohibited: (i) acquiring floating rate instruments, corporate loans, bonds, debentures or other corporate debt securities, (ii) investing in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments and (iii) lending its portfolio securities.

11.	Purchase or sell real estate or interests in real estate, except that the Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

In addition, the Trust has adopted the following non-fundamental policies, which may be changed without shareholder approval, so that the Fund will not: (a) notwithstanding the investment restrictions above, (1) purchase any security, other than U.S. Government securities or mutual funds, if as a result of that purchase, with respect to 100% of the Fund’s total assets, more than 5% of its total assets (determined at the time of investment) would then be invested in securities of a single issuer, provided that this restriction does not apply to banks and other intermediaries from which the Fund purchases a loan particiption; (b) invest more than 15% of its net assets in illiquid securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Securities Act”), that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees; (c) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or other acquisition of assets or except as disclosed in the Prospectus or this SAI, but not more than 3% of the total outstanding stock of such company would be owned by the Fund and its affiliates; and (d) invest in securities of registered open-end investment companies or unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act or any successor provisions. Notwithstanding the diversification limits described above, Rule 5b-2 adopted under the 1940 Act allows the Trust and the Fund to disregard for purposes of those limits the total value of securities issued or guaranteed by a single guarantor so long as the value of all securities owned by the Fund issued or guaranteed by a common guarantor does not exceed 10% of the value of the total assets of that Fund.

Investment restrictions based on a percentage of the Fund’s net or total assets generally will be based at the time of investment in a security or instrument, except for investments that would constitute a senior security. Typically, certain designated or segregated assets are specified to cover the Fund’s obligation under what would be otherwise regarded as a senior security, in which case a mark-to-market valuation would be used to test compliance with the investment restriction. For example, the market value of a position in a swap contract that is purchased would be used for these purposes rather than the initial purchase price or the notional value or reference value of the contract. The Fund would look through any affiliated investment company in which it invests for purposes of testing the industry concentration limit under investment restriction no. 1 above.

SECURITIES AND TECHNIQUES USED BY THE FUND

The following provides more detailed information about securities and techniques used by the Fund and the risks associated with them.

GENERAL

The Fund will attempt to achieve its objective primarily by investing in the following items (that may be issued by domestic or foreign entities): (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) fixed-rate loans or debt, such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. Government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments; and (iv) writing credit derivatives, which would give the Fund exposure to the credit of a single issuer or an index. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans.

The Fund will also seek to achieve its objective by investing in the following types of securities (that may be issued by domestic or foreign entities), such as but not limited to: (i) U.S. Government and agency securities; (ii) corporate debt securities, including bonds, notes and debentures; (iii) corporate and asset-backed commercial paper; (iv) mortgage and other asset-backed securities, including CMOs and REMICs (see “Mortgage Related Securities”); (v) variable and floating rate debt securities (including inverse floaters); (vi) subordinated corporate, mortgage, and asset-backed securities; (vii) structured debentures, bonds and notes; (viii) collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”), including CDO equity and preference shares; (ix) bank certificates of deposit; (x) fixed time deposits and bankers’ acceptances; (xi) money market securities; (xii) repurchase agreements and reverse repurchase agreements; (xiii) debt securities that are convertible into or exchangeable for equity securities (“convertible securities”); (xiv) warrants; (xv) preferred and common equity securities; (xvi) obligations of foreign governments or their subdivisions, agencies and instrumentalities; (xvii) obligations of international agencies (such as the Agency for International Development) or supranational entities; (xviii) loan participations and assignments; (xix) derivatives (including but not limited to swap agreements such as credit default swaps, index credit default swaps, total return swaps, interest rate swaps, swaptions and net interest margins); (xx) privately placed and Rule 144A securities; (xxi) leveraged loans; (xxii) mezzanine investments; (xxiii) futures and options on futures relating to currencies, indexes and other financial factors; (xxiv) bank loans; or loan participations; (xxv) defaulted debt securities; (xxvi) dollar rolls; (xxvii) sell buybacks; (xxviii) other mutual funds, including Exchange Traded Funds (“ETFs”), such as iShares; (xxix) TRAC-X related securities (TRAC-X is an index of credit default swaps); (xxx) unrated securities; (xxxi) municipal bonds and securities and (xxxii) bridge loans.

There is no limitation on the percentage of the Fund’s assets that may be committed to any of these types of securities, except to the extent that a security may be deemed to be illiquid. As new fixed income products and securities are developed, the Adviser may invest in those opportunities for the Fund as well.

Note that preferred stocks normally differ greatly from common stocks, with which most people are familiar. Although preferred stock can possess many characteristics of equity, such as the right to convert to common stock, preferred stock often possesses characteristics of bonds because it operates like debt, plus interest, owed to the owner of the preferred stock.

Because the Fund may invest up to 25% of its total assets in mutual funds that invest in stocks or bonds or other “baskets” of securities (such as ETFs), subject to other limits under applicable law, investors should know that the Fund would pay the additional fees and expenses of a mutual fund investment. The Fund also may invest an unlimited amount of its cash in a money market fund. This would result in an additional layer of management fees and expenses for shareholders in the Fund. To the extent the Fund pays a sales load, distribution fee, or service fee on acquired fund shares (if it does), the Adviser must waive a sufficient amount of its advisory fee to offset the cost of the loads or distribution fees. The Fund also may invest in other affiliated funds to the extent permitted by applicable rule. Additional information (if applicable) is available in the prospectus.

The Fund may invest in debt securities or other obligations whose issuers are in default. However, under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.

The Fund may hold equity securities under certain circumstances, including, but not limited to, the resolution of a default or bankruptcy of a bond issuer, the entry of an issuer into receivership, a corporate or securities transaction by the issuer that affects securities held by the Fund, or the exercise by the Fund of conversion or purchase rights associated with a convertible or other fixed-income security purchased by the Fund. These equity securities may include a wide-range of securities and instruments, including those listed above, that have risk and other characteristics of stocks or of both stocks and bonds.

By holding and investing in equity securities, the Fund may expose an investor to certain risks that could cause the investor to lose money, particularly if there is a sudden decline in a holding’s share price or an overall decline in the stock market. Equity securities are not expected to represent a material portion of the Fund’s portfolio unless the Fund exercises conversion or purchase rights or otherwise receives equity securities other than through the direct purchase of those equity securities.

The value of an investment in the Fund could decline because of equity securities held by the Fund based on the day-to-day fluctuation or the decline in their value related to movements in the stock market, as well as in response to the activities of individual companies. In addition, some of the equity securities that the Fund would obtain as a result of the special circumstances described above could be subject to restrictions on transfer or sale that may reduce their market value compared to freely tradable securities.

CREDIT RATINGS

The Prospectus describes the permissible range of credit ratings (generally assigned by a Nationally Recognized Statistical Rating Organization) for the securities in which the Fund is permitted to invest. Securities rated Baa are considered by Moody’s to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are considered to be below “investment grade” and are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as “junk bonds.”

Unpredicted and unforeseen economic and other external events can affect the credit ratings of portfolio securities, resulting in the assignment of a lower rating for a security or perhaps resulting in a security not being rated. Such downgrades can, in turn, adversely impact the average dollar-weighted credit quality of the Fund. This would not require the Fund to sell the security, but the Adviser will consider such an event (among other factors) in determining whether the Fund should continue to hold the security in its portfolio. The Adviser may assign credit ratings to unrated securities based on criteria which are, in the Adviser’s opinion, relevant to assessing the credit quality of the security, such as but not limited to the credit worthiness of the issuer, risk of default, issuer asset valuations, securities with comparable risk profiles and the issuer’s financial fundamentals, such as revenue. When calculating the average credit quality of the Fund, the Adviser also may assign a credit rating to equity securities held as a means of assessing the overall portfolio, absent any external sources.

DURATION

In selecting fixed-income securities for the Fund, the Adviser makes use of the concept of duration. Duration is a measure of the expected life of a fixed-income security on a present value basis. Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Duration takes the length of time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a mortgage-backed, asset-backed, or callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time.

For any fixed-income security with interest payments occurring before the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. The Fund’s computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that any particular portfolio duration will at all times be achieved by the Fund.

Futures, options and options on futures have durations, which, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen the Fund’s duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative of the duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency that coupon is reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Assuming an average duration of 4 years for a fund, a 1% decline in interest rates would cause a fund to gain 4% in value; likewise a 1% rise in interest would produce a decline of 4% in the fund’s value. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Fund and may be correlated with changes in interest rates. These factors can increase swings in the Fund’s share prices during periods of volatile interest rate changes.

RISK FACTORS RELATING TO INVESTING IN HIGH-YIELD SECURITIES (“JUNK BONDS”)

Investments in securities rated below investment grade that are eligible for purchase by the Fund are described as speculative by both Moody’s and S&P. Lower-rated or unrated (i.e., high-yield or “junk bond”) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer’s inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Adviser considers both credit risk and market risk in making investment decisions for the Fund. Investors should carefully consider the relative risk of investing in high-yield securities and understand that such securities are not generally meant for short-term trading. These high-yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high-yield may be more complex than for issuers of higher quality debt securities.

High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund investing in such securities may incur additional expenses to seek recovery. In the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The amount of high-yield securities outstanding proliferated in the 1980’s in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values of high-yield securities, especially in a thinly traded market. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Additionally, when secondary markets for high-yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit ratings as the sole method of evaluating high-yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

Lower-rated or unrated debt obligations present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher- rated securities, resulting in a decline in the overall credit quality of the Fund’s portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

PARTICIPATION ON CREDITOR COMMITTEES: Representatives of the Fund or the Adviser may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

MEZZANINE INVESTMENTS

The Fund may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities generally issued in private placements in connection with an equity security (e.g., with attached warrants). Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

DISTRESSED SECURITIES

The Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations and would be regarded as “junk” quality or, if unrated, are in the judgment of the Adviser of equivalent quality (“Distressed Securities”). Investing in Distressed Securities is speculative and involves significant risks.

The Fund will generally make these investments only when the Adviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a lengthy period may pass between the time at which the Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investments in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will have an improved value or income potential than may have been anticipated when the investment was made, and may have no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in those proceedings, the Fund may more actively participate in the affairs of the issuer than would be typical for an investor. The Fund, however, will not make investments for the purpose of exercising day-to-day management control of any issuer’s affairs.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements involving U.S. Government securities or other collateral including mortgage-related products or corporate securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security from the Fund on an agreed-upon date in the future. While the Fund intends to be fully collateralized as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and a loss of interest income.

A repurchase transaction occurs when, at the time the Fund purchases a security, the Fund also resells it to a vendor (normally a commercial bank or broker-dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed-upon date in the future. Such securities, including any securities so substituted, are referred to as the “Resold Securities.” The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund’s money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum at the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The Adviser will consider the creditworthiness of any vendor of repurchase agreements. Repurchase agreements can be considered as loans “collateralized” by the Resold Securities, and are defined as “loans” in the 1940 Act. The return on such collateral may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund’s custodian either directly or through a securities depository (tri-party repurchase agreement) or the Federal Reserve book-entry system.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements, whereby it sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

DOLLAR ROLLS

The Fund also may enter into dollar roll transactions in which the Fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction, the Fund foregoes principal and interest paid on the security that is sold, but receive the difference between the current sales price and the forward price for the future purchase. The Fund would also be able to earn interest on the income that is received from the initial sale. The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Fund may be adversely affected.

SALE-BUYBACKS

The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government securities also can include securities issued or guaranteed by U.S. Government agencies and instrumentalities that issue or guarantee securities, including, but not limited to, the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank and the International Bank for Reconstruction and Development. Certain of these entities are U.S. Government Sponsored Enterprises (“GSE”). Although the securities of these GSEs, and others like them, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury. For example, FNMA’s guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC’s guarantee is backed by reserves set aside to protect holders against losses due to default. In September 2008, the Federal Housing Finance Agency placed FNMA and the FHLMC into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to that instrumentality is acceptable.

Among the U.S. Government securities that may be purchased by the Fund are certain “mortgage-backed securities” of GNMA, the FHLMC and FNMA. See the discussion under “Mortgage-Related Securities.”

The Fund may invest in component parts of the U.S. Treasury notes or bonds, namely, either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (iv) receipts evidencing the component parts (principal or interest) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (principal or interest) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (TIGRs) and “Certificates of Accrual on Treasury Securities” (CATS), and are not issued by the U.S. Treasury. Therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE DEBT AND OTHER OBLIGATIONS

The Fund may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest that is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.

The Fund may invest in corporate debt securities with contractual call provisions that permit the seller of the security to repurchase the security at a pre-determined price. The market price typically reflects the presence of a call provision.

The Fund may invest in structured debentures and structured notes. These are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement that can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.

The Fund may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions that generally impose a penalty for prepayment.

The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes or other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, which are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest. These criteria are described in the Prospectus. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk of being a lender.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities of domestic or foreign issuers that meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specific period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also offers an investor the opportunity, through its conversion feature, to participate in the capital attendant upon a market price advance in the convertible security’s underlying common stock.

In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the stock of the same issuer.

LOANS OF PORTFOLIO SECURITIES

The Fund is authorized to lend its portfolio securities in an effort to increase the return and income on the Fund’s portfolio. If the Fund loans portfolio securities, it will typically loan those securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed one-third of the value of the Fund’s total assets. The Fund’s loans of securities will be collateralized by cash, letters of credit, government securities or qualifying liquid securities. The Fund will retain the right to all interest and dividends payable with respect to the loaned securities. If the Fund lends its portfolio securities it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. In lending securities, the Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral. While voting rights on the loaned securities may pass to the borrower, the Trust’s Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund’s net asset value. The Fund will also designate liquid securities, marked-to-market daily, equal in value to its obligations for when-issued securities.

SHORT SALES

If the Fund anticipates that the price of a security will decline, it may sell the security “short” and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Until the security is replaced, the Fund generally is required to pay to the lender amounts equal to any interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would also increase the cost of the security sold. The proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount designated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

The Fund may not make short sales of securities or maintain a short position if more than 33 1/3% of the Fund’s total assets (taken at current value) are held as collateral for such sales at any one time.

MORTGAGE-RELATED SECURITIES

The Fund may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds. CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying the Fund’s diversification and industry concentration tests. For purposes of the Fund’s industry concentration policy, the Fund may analyze the characteristics of a particular issuer, security, underlying collateral and related obligors and then assign an industry or sector classification consistent with those characteristics. The Fund will generally, however, consider private mortgage-related securities (meaning those that are not considered U.S. Government securities) as not constituting any particular industry for purposes of the concentration limit.

MORTGAGE PASS-THROUGH SECURITIES: Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early payment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities, (i) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (ii) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/services and poolers, the Adviser determines that the securities meet the Fund’s quality standards.

COLLATERALIZED MORTGAGE OBLIGATIONS:  CMOs, including CMOs that have elected to be treated for federal income tax purposes as Real Estate Mortgage Investment Conduits (“REMICs”), are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a REMIC. All future references to CMOs shall also be deemed to include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule recently adopted by the SEC, and the Fund may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC’s interpretation, issuers of these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single entity.

The Fund also may invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs (“PAC bonds”), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing mortgage index or rate. Typical indices would include the Eleventh District Cost-of-Funds Index, the London Interbank Offered Rate, one-year Treasury yields, and ten-year Treasury yields.

ADJUSTABLE RATE MORTGAGE SECURITIES: Adjustable rate mortgage securities (“ARMs”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, 36, or 60 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest may be adjusted for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Some ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO RESIDUALS: CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities. See “Stripped Mortgage- Related Securities” below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances the Fund may fail to recoup its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

STRIPPED MORTGAGE-RELATED SECURITIES:  Stripped mortgage-related securities (“SMRS”) are derivative multi- class mortgage securities. SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest, (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Although the market for these securities is increasingly liquid, the Adviser may determine that certain stripped mortgage-backed securities issued by the U. S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately- issued stripped mortgage- backed securities, will be considered illiquid and subject to the Fund’s limitations on investment in illiquid securities. Whether a particular U. S. government-issued IO or PO backed by fixed-rate mortgages is liquid is assessed on a case by case basis under guidelines and standards established by the Fund’s Board of Trustees. The Fund also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of the Fund’s limit on illiquid securities.

INVERSE FLOATERS: An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed-rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

TIERED INDEX BONDS: Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

RESIDENTIAL MORTGAGE-BACKED SECURITIES (“RMBS SECURITIES”): Beginning in early 2008, the U.S. residential mortgage-backed securities market, particularly the portion commonly referred to as “subprime,” was well into a period of extreme stress and dislocation. Most market participants believe this stress to be the result of years of excessive volume growth in residential mortgage loans (which will be referred to in this paragraph as “Loans” or, individually, as a “Loan”) and a sharp deterioration of Loan quality. The phrase “subprime” refers to a Loan given to a borrower with a poor or no credit history and usually includes one or more aggressive Loan terms such as a high Loan-to-value ratio. Such Loans carry a higher degree of risk than other Loans, and, therefore, a higher probability of default. Credit and other structural enhancements provided within residential mortgage-backed securities (“RMBS Securities”) backed in whole or in part by subprime Loans (such RMBS Securities, “Subprime RMBS”) were intended to incorporate this higher degree of risk. Such enhancements were provided as a protection to holders of such Subprime RMBS. However, the current market prices of these Subprime RMBS and the delinquencies and defaults of their underlying Loans imply that many of these Subprime RMBS do not have adequate credit protection and may indeed suffer further partial or a complete loss of principal. Credit rating agencies have downgraded tens of billions of dollars of RMBS Securities and CDOs that include Subprime RMBS and other RMBS Securities and additional downgrades are expected. Some or all of the principal may be lost in these Subprime RMBS. While such Subprime RMBS will be purchased with the expectation of a potential for a positive long-term internal rate of return, it is possible that a prolonged period of continued stress and dislocation in the “subprime” residential mortgage sector will have a negative impact on the short-term liquidity and market pricing of these assets. Such effects have the potential to adversely impact the short-term and long-term liquidity and returns of the Fund.

ASSET-BACKED SECURITIES

The Fund may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Fund.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Fund may invest a portion of its assets in derivative mortgage-related securities that are highly sensitive to changes in prepayment and interest rates. The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable rates is subject to generally prevailing interest rates at that time. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

COLLATERALIZED BOND OBLIGATIONS (“CBOs”), COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) AND OTHER COLLATERALIZED DEBT OBLIGATIONS (“CDOs”)

The Fund may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which the Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Fund as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

BANK OBLIGATIONS

Bank obligations in which the Fund may invest include certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specific return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Obligations of foreign banks involve somewhat different risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal or interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, and practices and requirements applicable to foreign banks that differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

MUNICIPAL SECURITIES

Municipal bonds (also municipal securities or municipal obligations) generally are issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds (“IDBs”) and private activity bonds (“PABs”) are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. “General obligation” bonds are secured by the issuer’s pledge of its faith, credit and taxing power. “Revenue” bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government’s power to raise revenues or increase taxes.

Municipal bonds are subject to interest rate, credit and market risk. Because of how they are issued, municipal bonds also are subject to the risk that litigation, legislation, various political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Lower rated municipal bonds generally are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds (sometimes referred to as inverse floaters) (“RIBs”), which brokers create by depositing municipal bonds into a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. In a transaction in which the Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Fund where the Fund did not previously own the underlying municipal bond.

BANK LOANS; PARTICIPATIONS AND ASSIGNMENTS

The Fund may purchase participations in commercial loans, or may purchase assignments of these loans. This indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan made to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may be able to enforce its rights only through the lender, and may assume the credit risk of the lender in addition to the borrower.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated if it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owned. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. Certain types of loans, such as bridge loans may provide certain types of equity features such as warrants and conversion rights. Those equity-type instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, and a significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness continues to develop, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. To the extent this is the case, the Fund would consider the loan participation as illiquid and subject to the Fund’s restriction on investing no more than 15% of its net assets in illiquid securities. (See also the discussion entitled “Illiquid Securities.”)

The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the Fund will generally treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value than if the value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. The liquidity of each loan investment will be reviewed according to the requirements of the Fund’s Board approved liquidity policy. Investments in loan participations are considered to be debt obligations for purposes of any investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. In an assignment, the Fund would acquire a contractual relationship with the borrower and associated rights against that borrower. For example, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

DERIVATIVE INSTRUMENTS

In addition to the asset-backed securities, CBOs, CLOs and other CDOs and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased by the Fund, the Fund may utilize certain other financial instruments with performance derived from the performance of an underlying asset (“derivatives”). The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. The use of derivatives in general may be subject to management risk, credit risk, market risk, liquidity risk, lack of availability or other unanticipated risks.

The Fund may purchase and write call and put options on securities, securities indices and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Fund also may enter into swap agreements with other institutional investors with respect to corporate securities, foreign currencies, interest rates, and securities indices, to name just a few of the various types of swap transactions. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Fund will maintain designated assets consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that are permitted under applicable laws and regulations to be used for this purpose (including net proceeds from purchases and redemptions of Fund shares that have not settled but are expected to timely settle in the usual way), marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging the Fund. The value of some derivative investments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates or securities prices. The Fund’s ability to successfully utilize these instruments may depend in part on the Adviser’s ability to forecast correctly the movement of interest rates, securities prices and other economic factors. Should the Adviser incorrectly forecast those factors, and take positions in derivative instruments contrary to prevailing market trends, the Fund could lose value and experience substantial volatility. The Fund may invest up to 15% of its total assets in premiums and margins on options and futures.

The Fund may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which the Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Fund also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies.

OPTIONS ON SECURITIES AND ON SECURITIES INDEXES: The Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is “covered” by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

Risks Associated with Options on Securities and Indexes. As mentioned above, there are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Fund may use interest rate, foreign currency or index futures contracts, as specified for the Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P 100; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as Euro. It is expected that other futures contracts will be developed and traded by the Fund in the future.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Fund will use futures contracts and options on futures contracts in accordance with the applicable rules of the CFTC under which the Trust and the Fund avoids being deemed a “commodity pool” and the Adviser being deemed a “commodity pool operator.” Because of these plans, the Fund has claimed the applicable exemptions under CFTC Rules and is not registered as commodity pool. Accordingly, the Fund intends generally to limit its use of futures contracts and futures options as described below under “Limitations on Use of Futures and Futures Options.”

With respect to hedging transactions, for example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. The Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Fund might, but does not expect to, engage in futures trading based on tangible assets.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also designate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Limitations on Use of Futures and Futures Options. The Fund generally will enter into positions in futures contracts and related options only for hedging purposes, which may include gaining exposure to desired investments or markets rather than making direct investments in the underlying securities or instruments. With respect to positions in futures and related options that do not constitute hedging positions, the Fund will only enter into a futures contract or futures option contract to the extent permitted by the regulations of the CFTC and so that the aggregate net notional value or obligation of all futures contracts does not exceed the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses. This means that, with respect to forwards and futures that are not contractually required to settle for cash, the Fund must cover its open contract positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to settle for cash, the Fund may, however, instead set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (that is, any net liability) rather than the notional value. Using this net liability or market value to determine the amount of liquid assets to set aside allows the Fund to employ greater leverage.

A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option. There is no other percentage limitation on the Fund’s use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

When purchasing a futures contract, the Fund will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with (or for the benefit of) a futures commission merchant as margin, are equal to the market value of the futures contract as described above. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract, or the related liability as described above. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with (or for the benefit of) a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option as described above. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to establish and collateralize or cover the Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “Dividends and Tax Status.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SWAP AGREEMENTS. The Fund may enter into various swap agreements, including (but not limited to) credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a designated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Swap agreements are subject to the Fund’s overall limit that no more than 15% of net assets may be invested in illiquid securities, although a swap agreement may be deemed to be liquid pursuant to policies approved by the Fund’s Board of Trustees. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets at time of purchase.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Whether a particular swap is liquid is assessed on a case-by-case basis under guidelines and standards established by the Fund’s Board of Trustees. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements that are not cleared through a recognized market only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Fund’s ability to use swap agreements. Portions of the swaps market involving swaps that are not cleared through a central market are largely unregulated. It is possible that developments in the swaps market, including further government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There can be no assurance that the Fund’s use of swap agreements will assist it in meeting its investment objectives.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreements must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

CREDIT DEFAULT SWAP CONTRACTS: The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default by a selected entity (or entities) has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to risks such as but not limited to illiquidity risk, counterparty risk and credit risks.

INTEREST RATE SWAP CONTRACTS: The Fund may also enter into interest rate swaps, which involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If the Adviser is incorrect in its interest rate forecasts and/or an interest rate swap used as a hedge negates a favorable interest rate movement, the investment performance of the Fund would be less than what it would have been if the Fund had not entered into the interest rate swap.

TOTAL RETURN SWAP CONTRACTS: The Fund may enter into total return swap agreements. Total Return Swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The Total Return Swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Total Return Swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total Return Swaps can be designed with any underlying asset agreed between two parties. No notional amounts are exchanged with Total Return Swaps.

STRUCTURED NOTES: Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS: The Fund may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The Fund will not enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund’s total assets.

The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

RISKS OF OPTIONS TRADING: The Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Fund intends to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward contracts or foreign currency exchange rates.

The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock” in the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. the Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or (2) the Fund designates liquid assets in an amount not less than the value of the Fund’s total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Fund values assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN SECURITIES

The Fund may invest, without limitation, in securities of foreign issuers. Investments in securities of foreign issuers that are not denominated in U.S. dollars by the will be limited to a maximum of 40% of the Fund’s total assets. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Adviser believes that the ability to invest abroad will enable the Fund to take advantage of these differences when they are favorable.

Fixed-income securities that may be purchased by the Fund include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

The Fund may also invest in fixed-income securities of issuers located in emerging foreign markets; provided, however, that the Fund may invest up to 50% of its total assets in emerging foreign market securities. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Adviser will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (the “World Bank”) and the International Financial Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for the Fund’s assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests.

From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Adviser believes that the Fund’s ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds with similar objectives to those of the Fund that invest solely in securities in developed markets. There is no assurance that the Fund will achieve these results.

The Fund may invest in the following types of emerging market fixed-income securities: (a) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government-owned, controlled or sponsored entities, including central banks (collectively, “Sovereign Debt”), including Brady Bonds (described below); (b) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (c) fixed-income securities issued by banks and other business entities; and (d) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Fund may invest.

The Fund may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. “Brady Bonds” are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (“IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other agreements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of its debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the IMF and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on that debt.

Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Adviser’s analysis of credit risk and its consideration of a number of factors, including: prospects for relative economic growth among the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors. The Adviser’s emerging market sovereign credit analysis includes an evaluation of the issuing country’s total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards.

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations, other currency exchange rate fluctuations, or the imposition of currency controls; (b) political uncertainty and instability, including circumstances that lead to scenarios such as but not limited to the privatization and confiscation of invested assets; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

ILLIQUID SECURITIES

The Fund may not invest more than 15% of its net assets in repurchase agreements that have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities that are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act generally are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illegal securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Currently the Fund may invest in securities issued in private placements. The Fund also may invest in mezzanine securities that are placed between debt and equity in a company’s capital structure. These securities are typically subordinated debt instruments for late stage venture and mature companies and may offer income through a current coupon and equity participation through a warrant. In addition to being subject to credit risk, mezzanine securities are generally considered less liquid.

Over a period of years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. The market for Rule 144A securities is active and liquid as a result of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL Alliance platform sponsored by various securities industry participants.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider the following factors, among other considerations: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one or two of the highest rating categories by at least two nationally recognized statistical rating organizations (“NRSRO”), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser, and (ii) it must not be “traded flat” (i.e., without accrued interest) or in default as to principal or interest. While the Adviser uses procedures to determine that certain Rule144A securities are liquid, market conditions may later affect that assessment adversely. Therefore, the Fund could potentially hold higher levels of illiquid securities than previously anticipated. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING AND LEVERAGE

The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to one-third of the Fund’s total assets. The Fund may also borrow for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

The provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing subjects the Fund to interest costs that may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. This is the speculative factor known as leverage.

As noted above, the Fund also may enter into certain transactions, including reverse repurchase agreements, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse purchase agreement (or economically similar transaction) by the designation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

MASTER LIMITED PARTNERSHIPS

The Fund may invest in publicly traded master limited partnerships (“MLPs”), which are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of those parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP together with, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (referred to as “minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. This result benefits all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions, distributions levels and the success of the MLP. The Fund intends to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. If the MLP is liquidated, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs. The Adviser does not view turnover as an important consideration in managing the Fund and does not strive to limit portfolio turnover. The Fund’s investment program emphasizes active portfolio management with sensitivity to short-term market trends and price changes in individual securities. Accordingly, the Fund may take frequent trading positions, resulting in portfolio turnover that may exceed the portfolio turnover of most investment companies of comparable size.

DEFENSIVE INVESTING

The Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. Depending on the Adviser’s analysis of the various markets and other considerations, the Fund may, for temporary defensive purposes, invest a substantial part or all of its assets in bonds of U.S. or foreign governments, cash, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. Such investments may also be made for temporary purposes pending investment in other securities or following substantial new investment in the Fund. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. There is no assurance that the Fund will enter into a defensive strategy in the event of volatility or other unusual activity in the securities markets.

MANAGEMENT

BOARD LEADERSHIP STRUCTURE AND RISK OVERSIGHT

The operations of the Fund are under the direction of the Board of Trustees. The Board establishes the Fund’s policies and oversees and reviews the management of the Fund. The Board meets regularly (i.e., at least quarterly) to review the investment performance of the Fund and other financial and operational matters, including policies and procedures with respect to compliance with regulatory and other requirements, as well as to review the activities of the Trust’s officers, who are responsible for the day-to-day operations of the Fund. The Board met [six] times during the year ended December 31, 2012.

The Board consists of nine Trustees, seven of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, each of the two standing committees of the Board, to which the Board has delegated certain authority and supervisory responsibilities, one of which is comprised exclusively of Independent Trustees. Those committees are the Audit Committee and the Pricing Committee, whose responsibilities and activities are described below.

As part of each regular Board meeting, the Independent Trustees meet separately from the Adviser, and as needed with their independent legal counsel and with the Trust’s Chief Compliance Officer. The Board reviews its leadership structure periodically as part of its annual self-assessment process and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

The Fund has retained the Adviser as the Fund’s investment adviser. Subject to the objectives and policies as the Trustees may determine, the Adviser furnishes a continuing investment program for the Fund, makes investment decisions on its behalf, manages risks that arise from the Fund’s investments and operations, and provides administrative services to the Fund, all pursuant and subject to its investment advisory agreement with the Fund. Employees of the Adviser serve as the Trust’s officers, including the Trust’s President, Treasurer and Chief Compliance Officer.

The Board oversees the services provided by the Adviser, including certain risk management functions. Risk management is a broad concept that can cover many elements. The Board handles its review of different elements and types of risks in different ways. In the course of providing oversight, the Board and the Committees receive reports on the Fund’s activities, including regarding the Fund’s investment portfolio and the Fund’s financial accounting and reporting. The Board also meets periodically with the Trust’s Chief Compliance Officer who reports on the compliance of the Fund with the federal securities laws and the Trust’s internal compliance policies and procedures. The Audit Committee’s meetings with the Fund’s independent auditors also contribute to its oversight of certain internal control risks. In addition, the Board meets periodically with the portfolio manager of the Fund to receive reports regarding the management of the Fund, including certain investment and operational risks. Because the Board has delegated the day-to-day activities of the Fund to the Adviser and other service providers, the risk management oversight provided by the Board can mitigate but not eliminate the identified risks. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or the Adviser, its affiliates or other service providers.

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is provided in the table below. The term “officer” means president, vice president, secretary, treasurer, controller, or any other officer who performs policymaking functions. All officers serve without direct compensation from the Fund.

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (for past 5 years)

INDEPENDENT TRUSTEES OF THE TRUST*
Ronald J. Consiglio (1943)	Trustee	Indefinite term, since 2003

Since 1999, Mr. Consiglio has served as the managing director of Synergy Trading, a securities-trading partnership. From 1999 through 2001, Mr. Consiglio was Executive Vice President and Chief Financial Officer of Trading Edge, Inc., a national automated bond-trading firm. From January 1993 to 1998, Mr. Consiglio served as Chief Executive Officer and president of Angeles Mortgage Investment Trust, a publicly traded Real Estate Investment Trust. Before that position, he served as Senior Vice President and Chief Financial Officer of Cantor Fitzgerald & Co. and as a member of its board of directors. Mr. Consiglio is a certified public accountant and was an audit partner with Deloitte Haskins & Sells from 1977 through 1984.

				9	Mannkind Corp. (pharmaceutical preparations)
Patrick C. Haden (1953)	Trustee	Indefinite term, since 2010	Athletic Director, University of Southern California. Prior to August 2010, General Partner, Riordan, Lewis & Haden (private equity firm).	9	Tetra Tech, Inc. (environmental consulting), TCW Funds, Inc. (mutual funds) and TCW Strategic Income Fund, Inc. (closed-end fund)
Martin Luther King, III (1957)	Trustee	Indefinite term, since 1997	Since 1998, Mr. King has served as the President and Chief Executive Officer of The King Center. Since January 2006, he has served as Chief Executive Officer of Realizing the Dream, a non-profit organization that continues the humanitarian and liberating work of Dr. Martin Luther King, Jr. and Mrs. Coretta Scott King. He has been engaged as an independent motivational lecturer since 1980.	9	None

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (for past 5 years)
Peter McMillan (1957)	Trustee	Indefinite term, since 2008	Since 2000, Mr. McMillan has served as the co-founder and Managing Partner of Willowbrook Capital Group LLC, an investment advisory firm. He has also served as a co-founder and Executive Vice President of KBS Capital Advisors, a manager of REITs, since 2005.	9

KBS Real Estate Investment Trust I, KBS Real Estate Investment Trust II, KBS Real Estate Investment Trust III and KBS Strategic Opportunity REIT, Inc. (real estate investments); TCW Funds, Inc. (mutual funds)

Robert G. Rooney (1958)	Trustee	Indefinite term, since 2009

From 2006 until 2011, Mr. Rooney served as Executive Vice President and Chief Operating Officer of Affinion Group, Inc. (“Affinion”), a customer engagement and loyalty company. Previously, he was Executive Vice President and interim Chief Financial Officer at Affinion from October 2005 to January 2006. Between November 2004 and October 2005, Mr. Rooney was Executive Vice President at CMG (predecessor to Affinion) and between January 2004 to October 2004, Mr. Rooney was Executive Vice President and Chief Financial Officer at CMG. From July 2001 to January 2004, Mr. Rooney was Executive Vice President and Chief Financial Officer at Trilegiant, a subsidiary of Affinion.

				9	None
Andrew Tarica (1959)	Trustee and Chairman of the Board	Indefinite term, since 2002 and 2008, respectively	Mr. Tarica has served as the Chief Executive Officer of Meadowbrook Capital Management, a fixed-income asset management company that also manages a fixed income hedge fund since February of 2001. Since 2005, responsible for managing and trading fixed-income investments at Concept Capital Markets, LLC (until 2011, known as Sanders Morris Harris, a Houston-based broker-dealer).	9	TCW Funds, Inc. (mutual funds)

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (for past 5 years)

Daniel D. Villanueva (1937)	Trustee	Indefinite term, since 1997	Mr. Villanueva has been a managing partner of RC Fontis Partners (a private equity fund) since January of 2006. Prior to this, he served as the Chairman and Managing Director of Bastion Capital Corporation, an investment firm, from 1990 to 2005.	9	Citibank- Banamex (USA) (bank); Southwest Airlines (airline)

INTERESTED TRUSTEES**
Charles W. Baldiswieler (1958)	Trustee	Indefinite term, since 2011	Mr. Baldiswieler is a Group Managing Director, TCW Investment Management Company, TCW Asset Management Company and Trust Company of the West. He joined TCW in 1995.	9	TCW Funds, Inc. (mutual funds) and TCW Strategic Income Fund, Inc. (closed-end fund)
Laird Landmann (1964)	Trustee and Executive Vice President	Indefinite term, since 2008 and 2007, respectively	Presently, Mr. Landmann is a Group Managing Director of TCW Investment Management Company. Since August 1996, Mr. Landmann has been a Managing Director and Generalist Portfolio Manager with the Adviser.	9	MetWest Enhanced TALF Strategy Fund, Ltd. (investment fund)

OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
David B. Lippman (1958)	President and Principal Executive Officer	Indefinite term, since November 2008

Mr. Lippman is the Chief Executive Officer of The TCW Group, Inc. (since February 2013), and the Chief Executive Officer and President of TCW Investment Management Company. He has been a Managing Director with the Adviser since October 2001 and its Chief Executive Officer since June 2008. Mr. Lippman has served as a Generalist Portfolio Manager with the Adviser since August 2001.

				N/A	N/A
David S. DeVito (1963)	Treasurer and Chief Financial Officer	Indefinite term, since 2010

Presently, Mr. DeVito is Executive Vice President and Chief Administrative Officer, TCW Investment Management Company, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

				N/A	N/A

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (for past 5 years)
Eric Chan (1978)	Secretary and Assistant Treasurer	Indefinite term, since 2010	Presently, Mr. Chan is Senior Vice President of Fund Operations for TCW Investment Management Company. He has worked for the Adviser since November 2006. Mr. Chan is a Certified Public Accountant.	N/A	N/A
Bibi Khan (1953)	Vice President	Indefinite term, since 2007

Presently, Ms. Khan is Managing Director of Operations for the Adviser. She has worked for the Adviser since 2005. From 2003 through 2005, Ms. Khan served as Director, Securities Group Operations Manager for Columbia Management (formerly Banc of America Capital Management, LLC). Ms. Khan is a Certified Trust and Financial Analyst.

				N/A	N/A
Tad Rivelle (1961)	Executive Vice President	Indefinite term, since 2007	Mr. Rivelle has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996.	N/A	N/A
Steve Kane (1962)	Executive Vice President	Indefinite term, since 2007	Mr. Kane has been a portfolio manager with the Adviser since August 1996.	N/A	N/A
Cal Rivelle (1958)	Executive Vice President	Indefinite term, since 2009	Mr. Rivelle has served as Executive Vice President of the Funds since March 2009.	N/A	N/A
Vincent Bencivenga (1951)	Chief Compliance Officer	Indefinite term, since 2009

Mr. Bencivenga has served as Chief Compliance Officer of the Funds since September 2009. He had been the Deputy Anti Money Laundering Officer of the Funds from March 2009 to September 2009. From June 2004 through February 2008, Mr. Bencivenga was Chief Compliance Officer of McMorgan & Company, a registered investment adviser in San Francisco. Mr. Bencivenga holds the Series 7 and 24 FINRA licenses.

				N/A	N/A
Meredith Jackson (1959)	Vice President and Assistant Secretary	Since 2013	Ms. Jackson is Executive Vice President and General Counsel of the Adviser, TCW Investment Management Company, Trust Company of the West and TCW Asset Management Company (since February 2013); before then she was Partner, Irell and Manella LLP (law firm)	N/A	N/A

Name and Year of Birth***	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (for past 5 years)
Patrick Dennis (1981)	Vice President and Assistant Secretary	Since 2013

Mr. Dennis is Senior Vice President and Associate General Counsel, the Adviser, TCW Investment Management Company, Trust Company of the West and TCW Asset Management Company (since February 2013); before then from 2010 to 2013, he was Associate, Paul Hastings LLP (law firm), and from 2006 to 2010, he was Associate, Dechert LLP (law firm).

				N/A	N/A

*	Denotes a Trustee who is not an “interested” person of the Fund as defined in the 1940 Act.
**	Denotes a Trustee who is an “interested” person of the Trust as defined in the 1940 Act, due to the relationship indicated with the Adviser.
***	For purposes of Trust business, the address for all Trustees and officers is c/o Metropolitan West Asset Management, LLC, 865 South Figueroa Street, Los Angeles, California 90017.

The Board of Trustees will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in the Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Board of Trustees in care of the Fund at 865 South Figueroa Street, Los Angeles, California 90017. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

INFORMATION ABOUT EACH TRUSTEE’S QUALIFICATIONS, EXPERIENCE, ATTRIBUTES OR SKILLS

The Board took into account a variety of factors in the original selection of candidates to serve as a Trustee, including the then composition of the Board. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; and (iii) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In addition, the Trustees also possess various other intangible qualities such as intelligence, work ethic, the ability to work together, to communicate effectively, to ask incisive questions and exercise judgment, and to oversee the business of the Trust. The Board also considered, among other factors, the particular attributes described below with respect to the various individual Trustees. The summaries set forth below as to the qualifications, attributes, and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

Mr. Consiglio has many years of experience as an executive in the securities industry, including service as a board member. He also has in-depth experience with audit and accounting principles and practices, and serves as the Audit Committee Financial Expert on the Audit Committee. He also has many years of experience serving on the Trust’s Board.

Mr. Haden is the Independent Chairman of TCW Funds, Inc., and the Athletic Director of the University of Southern California. Previously he was a General Partner in Riordan, Lewis & Haden, a private equity fund and serves on the boards of Tetra Tech, Inc., an environmental consulting company, and TSI, a publicly-traded closed end fund, of which he is also the Independent Chairman. Mr. Haden is a Rhodes Scholar and prior to August 2010, was a member of the Board of Trustees of the University of Southern California. All of these positions give him extensive experience serving as a board member and discharging his fiduciary responsibilities with respect to investment companies.

Mr. King is a nationally prominent community leader and organizer, and has had leadership positions with various community organizations. He also has many years of experience serving on the Trust’s Board.

Mr. McMillan has many years of experience as an investment industry professional with extensive experience managing securities portfolios, and is very experienced with the analysis of investment strategy, trading, and performance results. He also has experience with board positions, including approximately four years of experience serving on the Trust’s Board.

Mr. Rooney has many years of senior executive and board experience with various companies, including in-depth experience with financial matters. He also has approximately three years of experience serving on the Trust’s Board.

Mr. Tarica has many years of experience in the investment management and investment advisory industry, including substantial experience managing fixed-income portfolios. He also has many years of experience serving on the Trust’s Board.

Mr. Villanueva has extensive investment and executive experience in a variety of industries, including service as a board member for various public companies. He also has many years of experience serving on the Trust’s Board.

Mr. Landmann is an executive and co-founder of the Adviser, and has many years of experience managing fixed-income portfolios for clients of the Adviser including the Fund. Mr. Landmann also previously served as a Trustee of the Trust.

Mr. Baldiswieler has extensive experience with the investment management industry and provides the other members of the Trust’s Board with information about affiliates of the Adviser and the resources and activities of the TCW Group, Inc. (“TCW”) organization devoted its mutual fund business.

COMMITTEES

The Board has an Audit Committee consisting of Messrs. King, Consiglio, Haden, Tarica, Rooney, McMillan and Villanueva. Mr. King is the Chairman of the Audit Committee. All of the members of the Audit Committee are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”). The Audit Committee reviews the scope and results of the Trust’s annual audit with the Trust’s independent registered public accountants, recommends the engagement of such accountants and approves all audit services and permissible non-audit services. The Audit Committee met two times during the fiscal year ended March 31, 2013.

The Adviser has a Pricing Committee consisting of Mr. Villanueva, an Independent Trustee, David S. DeVito, the Chief Financial Officer of the Trust and the Adviser and Treasurer of the Trust, and Stephen Kane, a portfolio manager of the Adviser. The Pricing Committee is responsible for the fair value pricing of any securities held by the Fund as necessary. The Pricing Committee did not meet during the fiscal year ended March 31, 2013.

SECURITY AND OTHER INTERESTS

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Fund (1)	Aggregate Dollar Range of Equity Securities in All registered Investment Companies Overseen by Director in Family of Investment Companies(2)

INDEPENDENT TRUSTEES
Ronald J. Consiglio	None	None

Patrick C. Haden	None	None

Martin Luther King, III	None	None

Daniel D. Villanueva	None	$50,001 to $100,000

Andrew Tarica	None	Over $100,000

Peter McMillan	None	$50,001 to $100,000

Robert Rooney	None	$50,001 to $100,000

INTERESTED TRUSTEES

Laird Landmann	None	Over $100,000

Charles W. Baldiswieler	None	None

(1)

Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the “1934 Act”) include direct and or indirect ownership of securities where the trustee’s economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

(2)	Certain figures represent and include the Trustees’ economic exposure to the Fund through the deferred compensation plan. See “DEFERRED COMPENSATION PLAN” for additional details.

As of March 31, 2013, none of the Independent Trustees, or their immediate family members owned, beneficially or of record, any securities in the Adviser or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust.

As of March 31, 2013, the Trustees and officers of the Trust and the Adviser, individually and as a group, owned beneficially less than 1% of the outstanding shares of the Fund.

COMPENSATION

The Trust does not pay salaries to any of its officers or fees to any of its Trustees who are affiliated with the Adviser. The Independent Trustees each receive an annual retainer of $20,000, with the Independent Chairman of the Board receiving an annual retainer of $35,000. Each Independent Trustee will also receive a fee of $6,250 for each meeting of the Board of Trustees attended. The total compensation paid by the Trust to each Trustee during the fiscal year ended March 31, 2013 is set forth below:

Name of Trustee	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex Paid to Trustees
Charles W. Baldiswieler	None	None	None	None
Laird Landmann	None	None	None	None
Ronald J. Consiglio	None	None	None	$45,000
Patrick C. Haden	None	None	None	$45,000
Martin Luther King III	None	None	None	$45,000
Andrew Tarica	None	None	None	$60,000
Daniel D. Villanueva	None	None	None	$45,000(2)
Peter McMillan	None	None	None	$45,000(2)
Robert G. Rooney	None	None	None	$45,0002)

(1)	As the Fund has not commenced operations as of the date of this SAI, the figures are estimated for the current fiscal year.
(2)

Messrs. McMillan, Rooney, Tarica and Villanueva participated in a deferred compensation plan for certain eligible Trustees of the Trust during the last fiscal year. The total value of deferred compensation as of March 31, 2013 was as follows: $165,865 for

Mr. McMillan, $158,667 for Mr. Rooney, $80,530 for Mr. Tarica and $89,535 for Mr. Villanueva. The deferred compensation plan is discussed in more detail below.

DEFERRED COMPENSATION PLAN

The Trust has an unfunded, non-qualified deferred compensation plan (the “Plan”) for certain eligible Trustees. The Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board of Trustees, deferred fees will be paid out in a single sum in cash or a maximum of ten annual installments.

CODE OF ETHICS

The Trust and the Adviser, together with the Adviser’s TCW affiliates, have adopted a joint Code of Ethics under Rule 17j-l of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) that (i) establish procedures for personnel with respect to personal investing; (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Fund; and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics is available at www.sec.gov under the Metropolitan West Funds, or will be provided upon request.

PROXY VOTING POLICIES

The Board has adopted a joint Proxy and Corporate Action Voting Policy and Overview of Procedures (the “Policy”) with the Adviser and its TCW affiliates. The Policy delegates responsibility for voting proxies relating to the Trust to the Adviser, subject to the Board’s continuing oversight. The Policy requires that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policy also requires the Adviser to present to the Board, at least annually, a record of each proxy voted by the Adviser on behalf of the Fund.

The Policy underscores the Adviser’s concern that all proxy voting decisions be made in the best interests of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

Although many proxy proposals can be voted in accordance with the Policy, some proposals will require special consideration or will require that the Adviser make a decision on a case-by-case basis. If the Adviser determines that the costs of voting on a proposal outweigh the expected benefits, the Adviser may abstain from voting on the proposal.

Where a proxy proposal raises a material conflict between the interests of the Adviser, the Fund’s principal underwriter, or an affiliated person of the Adviser or the principal underwriter and that of the Fund, the Adviser will resolve the conflict as follows:

•

To the extent the matter is specifically covered by the Policy and the Adviser has little or no discretion to deviate from such policies with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

•

To the extent the Policy includes a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy or there is no applicable pre-determined voting policy, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal unless directed otherwise by the Board. To enable the Board to make an informed decision regarding the vote in question, the Adviser shall disclose to the Board sufficient detail regarding the matter to be voted on and the nature of the conflict of interest. Alternatively, after receiving such disclosure, the Board may direct the Adviser to vote the proxy in accordance with the recommendation of an independent third party. If the Board does not respond to a conflict disclosure request or denies the request, or if the third party recommendation is not timely received, the Adviser will abstain from voting the securities held by the Fund.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the Fund is available without charge, upon request, by calling toll-free (800) 241-4671 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING POLICY

The Trust has adopted an Anti-Money Laundering Policy (the “AML Policy”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA Patriot Act”). To ensure compliance with this law, the AML Policy provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the AML Policy. Procedures to implement the AML Policy include, but are not limited to, determining that the Fund’s Underwriter and Transfer Agent have established proper anti-money laundering and customer identification procedures, reported suspicious and/or fraudulent activity and reviewed all new opening account applications. As a result of the AML Policy, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act (such actions generally are taken by the Fund’s servicing agents on behalf of the Trust).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 31, 2013, no persons beneficially owned more than 5% of the outstanding voting shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Investment Advisory Agreement between the Trust and the Adviser states that in connection with its duties to arrange for the purchase and sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Adviser shall select such broker-dealer (“brokers”) as shall, in the Adviser’s judgment, implement the policy of the Trust to achieve “best execution”, i.e., placing trades in ways that are intended to capture the maximum value of the investment ideas, giving due regard to all of the circumstances in which the trade is placed. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker.

The Adviser normally causes the Fund to purchase and sell portfolio securities on a principal basis from the owner or purchaser of the security, such as a broker-dealer. Those principal trades do not involve the payment of a commission and, therefore, are not permitted to be used to generate soft dollar benefits. In rare situations where the Fund pays a commission, the following discussion would apply: The Adviser is also authorized by the Agreement to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Adviser. The Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Adviser shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Adviser shall be prepared to show that commissions paid (i) were for purposes contemplated by the Agreement; (ii) were for products or services which provide lawful and appropriate assistance to the Adviser’s decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information assisting the Trust in the valuation of the Fund’s investments. The research which the Adviser may receive for the Fund’s brokerage commissions, whether or not useful to the Fund, may be useful to the Adviser in managing the accounts of the Adviser’s other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund. The Adviser may receive typical unsolicited research materials routinely sent by broker-dealers to their clients.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a “net” basis as well. On occasion, certain money market instruments may be purchased by the Fund directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

As the Fund has not commenced operations, the Fund has paid no brokerage commissions as of the date of this SAI.

The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers.

INVESTMENT ADVISORY SERVICES

The Adviser, Metropolitan West Asset Management, LLC, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, is a registered investment adviser and was organized as a California limited liability company in 1996. The Adviser is a wholly owned subsidiary of TCW.

Under the Investment Advisory Agreement relating to the Fund (the “Advisory Agreement”), the Adviser provides the Fund with investment management services. As compensation for these services, the Fund pays management fees at an annualized rate of its average daily net assets, as described in the Prospectus. As the Fund has not commenced operations, the Fund has paid no advisory fees as of the date of this SAI.

The Board of Trustees of the Trust, including the Independent Trustees, approved the Advisory Agreement with respect to the Fund pursuant to Section 15(c) of the 1940 Act at a meeting called for the purpose of voting on such approval. Before approving the Advisory Agreement, the Board evaluated information provided by the Adviser. The Board considered a number of factors with respect to the Fund. Based on this review, the full Board, and by separate vote, the Independent Trustees concluded that the advisory fees to be paid by the Fund, as well as the proposed expenses of the Fund, are fair, both absolutely and in comparison with those of other mutual funds in the industry. Shareholder reports (normally the semi-annual report) will provide a discussion of the basis for the Board’s decision to renew the Investment Advisory Agreement with respect to the Fund.

The Adviser has agreed in an Operating Expenses Agreement with the Trust to limit the Fund’s expenses as described in the Prospectus. The Operating Expenses Agreement has a one-year term, renewable with respect to the periods for which the prospectus is effective, which normally means an annual term ending on July 31 of the applicable year. The Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such expense subsidy payments or fee reductions, to the extent that the Fund’s operating expenses are otherwise below its expense cap. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of the Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the Independent Trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from the Fund for prior reductions or reimbursements before the payment of the Fund’s operating expenses for the current fiscal year. Certain officers and trustees of the Fund are also officers and directors of the Adviser.

PORTFOLIO MANAGERS

Other Accounts Managed

The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2013.

Stephen Kane, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)

Registered Investment Companies:	17	$9,313.8	--	$--

Other Pooled Investment Vehicles:	46	$7,428.8	30	$5,474.9

Other Accounts:	199	$20,243.7	6	$1,554.7

Laird R. Landmann

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)

Registered Investment Companies:	17	$9,313.8	--	$--

Other Pooled Investment Vehicles:	46	$7,428.8	30	$5,474.9

Other Accounts:	199	$20,243.7	6	$1,554.7

Jamie Farnham

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)

Registered Investment Companies:	1	$45.9	--	$--

Other Pooled Investment Vehicles:	3	$158.5	--	$--

Other Accounts:	5	$2,507.6	--	$--

Jerry Cudzil

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)

Registered Investment Companies:	--	$--	--	$--

Other Pooled Investment Vehicles:	--	$--	--	$--

Other Accounts:	--	$--	--	$--

Description of Compensation. The Adviser’s compensation program for its investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success on behalf of client accounts. Portfolio managers are compensated through various means including a salary and the possibility of a cash bonus that normally is paid annually. In addition, various more senior portfolio manager also have purchased or been granted equity in TCW, the Adviser’s parent company. That equity may increase in value based on the success of TCW and may result in periodic payments of profits. In certain instances, an individual can serve as a Portfolio Manager and receive a cash salary plus bonus compensation based upon the revenue (or profit) received by TCW from a specific product line. Investment professionals also receive contributions under various retirement plans offered by TCW. In general, TCW’s overall profitability determines the total amount of incentive compensation available to investment professionals.

An investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios against peer mutual funds and investment managers and against the Fund’s benchmark (which is evaluated on a pre-tax basis), using standard periods such as quarter and year-to-date, 1, 3, 5 and 10 years, and since inception; complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the TCW’s leadership criteria.

Potential Conflicts of Interest. The Adviser’s portfolio managers are subject to a number of potential conflicts of interest. For example, the Adviser’s portfolio managers are responsible for the management of more than one account. Management of more than one account leads to the potential for the allocation of particular transactions in a way that may favor one account over another. The side-by-side management of the Fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices, such as the potential for cross trading between the Fund and another account or the allocation of limited investment opportunities, raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and the Adviser have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in fully mitigating those risks. Generally, the risks of those conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

•

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of a particular initial public offering.

•

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

•

A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those Accounts with higher performance fees.

•

A portfolio manager may have an incentive to favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

•

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. The Adviser aggregates like orders where it believes doing so is beneficial to the accounts. However, with respect to certain separate accounts, the Adviser may be limited by clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, the Adviser may place separate, non-simultaneous transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

The Adviser has in place a Code of Ethics (“the Code”) designed to minimize conflicts of interest between clients and Access Persons such as Portfolio Managers. See the discussion labeled “Code of Ethics” for more information. The Adviser also reviews potential conflicts of interest through its Trading and Allocation Committee.

Ownership of Securities.

As of March 31, 2013, no portfolio manager beneficially owns any equity securities of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a policy regarding disclosure of the Fund’s portfolio holdings. The Fund currently discloses portfolio holdings with respect to holdings at the end of the second and fourth quarters in its semi-annual and annual reports to shareholders, and with respect to holdings at the end of the first and third quarters in its Form N-Q reports, which are available at www.sec.gov and www.mwamllc.com. The Fund or the Adviser may distribute non-specific information about the Fund and/or summary information about the Fund at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of the Fund’s holdings.

In addition, it is the policy of the Fund to provide certain unaudited information regarding the portfolio composition of the Fund as of month-end to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top ten quarter-end holdings lists for the Fund may be posted on the Fund’s website at www.mwamllc.com.

Shareholders and others who wish to obtain portfolio holdings for a particular month may make a request by contacting the Fund between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio holdings may be made on a monthly basis pursuant to this procedure, or standing requests for portfolio holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Fund reserve the right to refuse to fulfill a request if they believe that providing portfolio holdings would be contrary to the best interests of the Fund. Such decisions are made by personnel of the Adviser of the Title of Managing Director or Executive Vice President or higher.

In addition to the policy stated above, the Fund may disclose portfolio holdings at other times to analysts or ratings agencies. Personnel of the Adviser of a title of Managing Director or Executive Vice President or higher are permitted to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the procedures. The disclosure of portfolio holdings in this context is conditioned on the recipient agreeing to treat such portfolio holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Adviser of the title of Managing Director or Executive Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Fund’s website or by other means, or will become publicly available through such publication), and agreeing to stand-still provisions that do not allow the portfolio holdings to be used in connection with the purchase or sale of shares of the Fund. In addition, portfolio holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund’s custodian, pricing services, broker-dealers to facilitate trading and administrators, as necessary for the provision of services to the Fund. In the absence of a written confidentiality agreement, the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel. No compensation is received by the Fund or the Adviser in connection with the disclosure of portfolio holdings information.

Current or quarterly portfolio holdings may be disclosed to governmental authorities pursuant to applicable laws or regulations, or a judicial, regulatory or other similar request. Information regarding the characteristics of the Fund portfolio, such as its current credit quality or duration, may be provided upon request, subject to the discretion of the Fund’s officers. Exceptions to the Fund’s portfolio holdings disclosure policies may be granted only by an Officer of the Fund or the Chief Executive Officer of the Adviser upon a determination that the release of information would be appropriate for legitimate business purposes, and must be reported quarterly to the Board of Trustees. There is no guarantee that the Fund’s policies on the use and dissemination of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

ADMINISTRATION AND ACCOUNTING SERVICES

The Fund has a Services Agreement with BNY Mellon Investment Servicing (“BNY Mellon”), which has offices at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Services Agreement provides that BNY Mellon will perform certain administrative services for the Trust including, among other things, prepare and coordinate with the Fund and Fund’s counsel the Fund’s annual post-effective amendment; prepare notices, agendas and resolutions for quarterly Board meetings; maintain the Trust’s corporate records; assist in obtaining the fidelity bond and directors’ and officers’/errors and omissions insurance policies and maintain the Trust’s corporate calendar. BNY Mellon also performs certain administrative and accounting services for the Trust such as preparing and filing shareholder reports, preparing and filing federal and state tax returns on behalf of the Trust and providing statistical and research data. In addition, BNY Mellon prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by BNY Mellon include maintaining the accounting books and records of the Fund, calculating the Fund’s net asset value per share, maintaining records relating to the securities transactions of the Fund and coordinating the preparation and payment of Fund-related expenses. As the Fund has not commenced operations, the Fund has paid no administrative services fees as of the date of this SAI. The Fund will pay a fee to BNY Mellon based on the Fund’s net asset value, subject to a minimum fee.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon, located at One Wall Street, New York, New York 10286, serves as the Fund’s custodian under a separate Custodian Agreement. Under the Custodian Agreement, The Bank of New York (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning the Fund’s operations. Pursuant to applicable rules, The Bank of New York Mellon also acts as the Fund’s foreign custody manager.

Pursuant to applicable rules, the Fund also maintains futures accounts with Barclays Bank PLC and Citigroup Global Markets Inc., both of which are investment banks. Because of margin requirements for futures transactions, the Fund’s assets occasionally may be held in the accounts instead of with the Fund’s custodian.

BNY Mellon also serves as the transfer agent for the Fund under the Services Agreement.

UNDERWRITER

Foreside Funds Distributors LLC (the “Underwriter”), located at 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19132, is a broker-dealer that serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares on a best-efforts basis. After its initial term of two years, the Underwriting Agreement between the Fund and the Underwriter will continue in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Independent Trustees, in each case cast in person at a meeting called for the purpose of voting on such agreement. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days’ written notice, and it is automatically terminated in the event of its assignment as defined in the 1940 Act.

SHARE MARKETING PLAN

The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the “12b-1 Plan”) with respect to the Fund pursuant to Rule 12b-1 under the 1940 Act. The Underwriter serves as the Distribution Coordinator under the 12b-1 Plan and, as such, receives for disbursement any fees paid by the Fund pursuant to the 12b-1 Plan.

On May 20, 2013, the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan, or in any agreement related to the 12b-1 Plan, adopted the 12b-1 Plan for Class M shares of the Fund.

Under the 12b-1 Plan, the Fund pays distribution fees to the Distribution Coordinator at an annual rate of up to 0.25% of the Fund’s aggregate average daily net assets to reimburse expenses incurred in connection with the promotion and distribution of each Fund’s shares. The promotional and distribution activities paid by the 12b-1 Plan include, but are not limited to, compensation of intermediaries such as broker-dealers that sponsor fund marketplaces or platforms, and service shareholder accounts.

The 12b-1 Plan provides that the Distribution Coordinator may use the Rule 12b-1 distribution fees received from the Fund only to pay for the distribution and shareholder servicing expenses of the Fund. Distribution fees are accrued daily and paid monthly, and are charged as expense of the shares as accrued.

The Fund is not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Distribution Coordinator. Using its own resources, the Adviser may pay distribution and other fees and expenses in excess of the distribution fee under agreements with certain intermediaries (such as but not limited to broker-dealers, banks, employee benefit plan alliances, record keepers or other financial institutions) under selling or servicing agreements for the Fund.

The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Trust, the Underwriter or the Adviser and a selling agent) may be terminated without penalty upon at least 60-days’ notice by the Underwriter or the Adviser, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act).

All distribution fees paid by the Fund under the 12b-1 Plan will be paid in accordance with FINRA Conduct Rule 2830, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses on behalf of the Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

In addition, the Adviser and its affiliates may, at their own expense and out of their own legitimate profits or other resources, pay additional compensation to an authorized broker-dealer, investment adviser, financial adviser, retirement plan administrator, insurance company, or other financial intermediary that has entered into a distribution agreement, service agreement or other type of arrangement with the Adviser, the Underwriter or the Fund (“Authorized Firms”) for selling or servicing one or more class of Fund shares. Authorized Firms that receive these payments may be affiliated with the Adviser. Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesaling activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer the Fund as part of a special preferred-list or other preferred treatment program. Additional compensation creates a potential conflict of interest in the form of an additional financial incentive to a registered representative of an Authorized Firm to recommend the purchase of the Fund over another mutual fund or another investment option. As of March 31, 2013, the Adviser has entered into arrangements to make additional distribution related payments to the following Authorized Firms: American Express Financial Advisors., Charles Schwab & Co. Inc., Donaldson Lufkin and Jenrette, Fidelity Investments, GWFS Equities Inc., Hartford Life Insurance, ICMA-RC Services LLC, ING Institutional Plan Services LLC, JP Morgan Securities Inc., Lincoln Financial Advisors Corp., LPL Financial Corporation, Merrill Lynch, Pierce, Fenner, & Smith Incorporated, Morgan Stanley Smith Barney, MSCS Financial Services LLC, National Financial Services LLC, Pershing LLC, Prudential Investment Management Service, Raymond James Financial Services, TD Ameritrade Inc., Vanguard and Wells Fargo. Inclusion on this list does not imply that the additional compensation paid to such Authorized Firms necessarily constitutes “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). The Adviser will update this listing annually and interim arrangements may not be reflected. The Adviser and the Fund assume no duty to notify any investor whether an Authorized Firm through which he/she invests should be included in any such listing. You are encouraged to review the prospectus for the Fund for any other compensation arrangements pertaining to the distribution of Fund shares. You also are encouraged to ask your brokerage representative or other contact with the distribution platform (or broker) what compensation that person or the relevant firm may be receiving for your investment in the Fund.

NET ASSET VALUE

As stated in the Prospectus, the net asset value per share of the Fund’s shares will be determined at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. ET, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may, however, close on days not included in that announcement. The Fund is not required to compute its net asset value on any day on which no order to purchase or redeem its shares is received. The daily net asset value may not reflect the closing market price for all futures contracts held by the Fund because the markets for certain futures contracts close shortly after the time net asset value is calculated.

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees.

The Fund uses what is refers to as a “benchmark pricing system” to the extent vendors’ prices for securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, initially selects a proxy comprised of a relevant security (i.e., U.S. Treasury Note) or benchmark (i.e., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The Adviser adjusts the value of the security daily based on changes to the market price of the assigned benchmark. Once each month, the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. Although the Adviser believes that benchmark pricing is the most reliable method for pricing securities not priced by pricing services, there is no assurance that the benchmark price reflects the actual price for which the Fund could sell a security. The accuracy of benchmark pricing depends on the judgment of one or more market makers regarding a security’s market price, as well as the choice of the appropriate benchmark, subject to review by the Adviser. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed at least annually by the Board of Trustees.

Debt securities that mature in fewer than 60 days are valued at amortized cost if their original maturity was 60 or fewer days, or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value).

Fixed income securities can be complicated financial instruments. There are many methodologies (including computer based analytical modeling and “individual security evaluations”) available to generate approximations of their market value, and there is significant professional disagreement about which is best. No evaluation method may consistently generate approximations that correspond to actual “traded” prices of the instruments. Evaluations may not reflect the transaction price at which an investment can be purchased or sold in the market.

Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the latest bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. S&P 500 futures contracts generally are valued at the first sale price after 4:00 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which the applicable contract is traded. Changes to market closure times may alter when futures contracts are valued.

Trading in securities listed on foreign securities exchanges is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees. These guidelines generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Valuing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more securities could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in the Fund and the Fund holds securities priced at fair value, valuing a security at a fair value may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

The Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees (if any) and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s “net asset value” per share.

CONVERSION OF SHARES BETWEEN CLASSES

You will be permitted to convert shares between Class I Shares and Class M Shares, provided that your investment meets the minimum initial investment requirements in the other class, that the shares of the other class are eligible for sale in your state of residence and those shares are otherwise available for offer and sale. When an individual shareholder cannot meet the initial investment requirements of the other class, conversions of shares from one class to another class will be permitted if such a shareholder’s investment is normally aggregated with other shareholders’ requests, such as through a broker dealer’s omnibus account. Shareholders will not be charged any fees by the Fund for such conversions, nor shall any intermediary charge any fees for such conversions. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. Not all Funds offer all classes of shares or may be open to new investors. Conversion transactions will be effected only into an identically registered account. Conversion transactions will not be treated as a redemption for federal income tax purposes. Shareholders should consult their tax advisors as to the federal, foreign, state and local tax consequences of an intra-Fund exchange. Such conversion transactions must be effected accordingly to other applicable law. The Funds also reserve the right to revise or terminate the conversion privilege, limit the amount or number of conversions or reject any conversion. A conversion of shares between Class I Shares and Class M Shares is exempt from the Frequent Trading Policy described in the prospectus.

REDEMPTION IN KIND

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

DIVIDENDS AND TAX STATUS

The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities), two or more issuers that the Fund controls and are engaged in the same or similar business or qualified publicly-traded partnerships. In addition, in order to qualify as a regulated investment company the Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year. As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that it distributes to shareholders in accordance with the timing requirements of the Code.

The Fund must pay an excise tax to the extent it does not distribute to its shareholders during each calendar year at least 98% of its ordinary income for that calendar year, 98.2% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Fund intends to meet these distribution requirements to avoid excise tax liability. If the net asset value of shares of the Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder’s cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal income tax purposes.

In addition, for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends) as described below, and (ii) any net gain from the sale, redemption, or exchange of Fund shares.

Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Corporate shareholders are eligible to deduct 70% of dividends received from domestic corporations. The Fund passes through this benefit to its corporate shareholders subject to limitations under Section 854 of the Code. The dividends-received deduction is allowed to a corporate shareholder only if the shareholder satisfies a 46-day holding period for the dividend-paying stock (or a 91-day period for certain dividends on preferred stock). The 46-day (91-day) holding period generally does not include any time in which the shareholder is protected from the risk of loss otherwise inherent in the ownership of an equity interest. The Relief Act provided that the taxpayer must satisfy the holding period requirement with respect to each dividend. This determination is made by looking at the 91-day (181-day) period starting 45 days (90 days) before the ex-date. The 46 days (91 days) do not have to be consecutive and do not include any day in which risk of loss is diminished.

The Fund must satisfy the above holding period requirements in order to pass through this benefit to its corporate shareholders. In addition, a corporate shareholder of the Fund must also satisfy the holding period requirement with respect to its Fund Shares. In determining the extent to which the Fund’s dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts (described below), dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain not being treated as long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest in the stock of foreign investment companies that may be treated as “passive foreign investment companies” (“PFICs”) under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC’s income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts (other than forward foreign currency exchange contracts that are governed by Section 1256 of the Code and for which no election is made) or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains and losses, referred to as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund’s net capital gain. If the Fund’s Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder’s shares.

Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by the Fund constitute a replacement of shares.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. This discussion does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and other foreign persons are subject to different tax rules, and may be subject to United States federal income tax withholding on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state, local, and foreign taxes to an investment in the Fund.

FURTHER INFORMATION ABOUT THE TRUST

The Declaration of Trust for the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. Each of such classes has or will have a different designation. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent registered public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to the Fund.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

The Trust’s custodian is responsible for holding the Fund’s assets. Subcustodians provide custodial services for assets of the Trust held outside the U.S. The Trust’s independent registered public accounting firm examines the Trust’s financial statements and assist in the preparation of certain reports to the SEC.

ADDITIONAL INFORMATION

LEGAL OPINION

The validity of the shares offered by the Prospectus has been passed upon by Paul Hastings LLP, 55 Second Street, San Francisco, California 94105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The annual financial statements of the Fund will be audited Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, California 90071, independent registered public accounting firm for the Fund. Tax services are also provided by Deloitte Tax LLP.

OTHER INFORMATION

The Prospectus and this SAI, together, do not contain all of the information set forth in the Registration Statement of Metropolitan West Funds filed with the SEC. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at 100 F Street, NE, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates. It is also available on the SEC’s Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Trust’s registration statement, each such statement being qualified in all respects by that reference.

FINANCIAL STATEMENTS

Audited financial statements and the accompanying report of the Independent Registered Public Accounting Firm for the fiscal period ending March 31, 2014 for the Fund, will be contained in the Annual Report to Shareholders for the fiscal period ending March 31, 2014.

APPENDIX -- DESCRIPTION OF RATINGS

MOODY’S INVESTORS SERVICE

BOND RATINGS:

“Aaa”--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “l”, “2” and “3” in each generic rating classification from Aa through B. The modifier “l” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the company ranks in the lower end of that generic rating category.

“A”--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa”--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca”—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C”—Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS:

Moody’s short-term debt ratings are opinions regarding the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

“P-1”--Issuers rated “Prime-l” or “P-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

“P-2”--Issuers rated “Prime-2” or “P-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

“P-3”—Issuers rated “Prime-3” or “P-3” (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

“Not Prime”—Issuers rated “Not Prime” do not fall within any of the Prime rating categories. In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

STANDARD & POOR’S RATING GROUP

BOND RATINGS:

“AAA”--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

“AA”--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

“A”--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

“BBB”--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

“CCC”—Debt rated CCC is regarded as being currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the debtor to meet its financial commitment on the debt. In the event of adverse business, financial, or economic conditions, the debtor is not likely to have the capacity to meet its financial commitment on the debt.

“CC”—An obligation rated CC is currently highly vulnerable to nonpayment.

“C”—Debt rated C is regarded as being currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankrupcty petition has been filed or similar action taken, but payments on this debt are being continued.

“D”—Debt rated D is regarded as in payment default. The D rating category is used when payments on debt are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

Plus (+) Minus (–)—The ratings from “AA to CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

“A-1”--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

“A-2”--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

“A-3” – This designation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the debtor to meet its financial commitment on the debt.

“B”—This designation is regarded as having significant speculative characteristics. The debtor currently has the capacity to meet its financial commitment on the debt; however, it faces major ongoing uncertainties which could lead to the debtor’s inadequate capacity to meet its financial commitment on the debt.

“C”—This designation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the debtor to meet its financial commitment on the debt.

“D”—A short-term debt rated D is in payment default. The D rating category is used when payments on a debt are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

FITCH IBCA RATINGS

BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

“AAA”--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA”--Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A”--Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB”--Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB”--Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

“B”--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

“CCC, CC, C”—Bonds considered to have high default risk. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD, DD, D”—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values are highly speculative and cannot be estimated with any precision.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

SHORT-TERM DEBT RATINGS:

“F-1+”--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1”--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2”--Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or “F-1” ratings.

“F–3”—Fair Credit Quality. Issues assigned this rating have adequate capacity for timely payment of financial commitments; however, near-term adverse changes could result in a reduction to non-investment grade.

“B”—Speculative. Issues assigned this rating have minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C”—High Default Risk. Default is a real possibility for issues assigned this rating. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D”—Default. Issues assigned this rating denote actual or imminent payment default.

SHORT-TERM MUNICIPAL BOND RATINGS

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

METROPOLITAN WEST FUNDS

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FORM N-1A

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PART C

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Item 28. Exhibits

(a)	Agreement and Declaration of Trust dated December 9, 1996 (incorporated by reference to Registrant’s initial Registration Statement on Form N-1A filed on December 24, 1996 [the “Registration Statement”]).

(b)	By-Laws dated December 9, 1996 (incorporated by reference to Registration Statement filed on December 24, 1996).

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)	Investment Management Agreement as revised March 27, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

(d)(2)	Investment Management Agreement as revised June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(d)(3)	Investment Management Agreement as revised May 19, 2003 for the Strategic Income Fund (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(d)(4)	Amendment dated February 24, 2005 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 filed on March 15, 2005).

(d)(5)	Investment Management Agreement dated February 21, 2007 (incorporated by reference to Post-Effective Amendment No. 28 filed on July 20, 2007).

(d)(6)	Amendment dated July 18, 2008 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(d)(7)	Investment Management Agreement dated March 31, 2010 (incorporated by reference to Post-Effective Amendment No. 33 filed on May 27, 2010).

(d)(8)	Amended Appendix A dated September 28, 2011 to the Investment Management Agreement as revised for the Unconstrained Bond Fund (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(d)(9)	Investment Management Agreement dated February 6, 2013 (incorporated by reference to Post-Effective Amendment No. 43 filed on April 12, 2013).

(d)(10)	Form of Amended Appendix A dated June 26, 2013 to the Investment Management Agreement as revised for the Floating Rate Income Fund is filed herewith.

(e)	Underwriting Agreement between Metropolitan West Funds and PFPC Distributors, Inc. dated November 13, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

(e)(1)	Amendment to Underwriting Agreement dated May 21, 2001 (incorporated by reference to Post-Effective Amendment No. 14 filed on July 25, 2001).

(e)(2)	Amendment to Underwriting Agreement dated June 27, 2002 (incorporated by reference to Post- Effective Amendment No. 19 filed on July 22, 2002).

(e)(3)	Amendment to Underwriting Agreement dated May 19, 2003 (incorporated by reference to Post Effective Amendment No. 22 filed on July 28, 2003).

(e)(4)	Amended and Restated Schedule A dated November 13, 2007 to the Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(e)(5)	Underwriting Agreement between Metropolitan West Funds and BNY Mellon Distributors Inc. dated July 1, 2010 (incorporated by reference to Post-Effective Amendment No. 34 filed on July 30, 2010).

(e)(6)	Amended and Restated Schedule A to the Underwriting Agreement dated September 30, 2011 (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(e)(7)	Underwriting Agreement between Metropolitan West Funds and Foreside Funds Distributors LLC dated July 1, 2010 (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(e)(8)	Form of Amended and Restated Schedule A to the Underwriting Agreement dated June 26, 2013 is filed herewith.

(f)	Bonus or Profit Sharing Contracts (not applicable).

(g)(1)	Custody Agreement between Metropolitan West Funds and The Bank of New York (incorporated by reference to Pre-Effective Amendment No. 2 filed on March 27, 1997).

(g)(2)	Custody Agreement between Metropolitan West Funds and The Bank of New York dated April 1, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(g)(3)	Amendment to Custody Agreement dated June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(g)(4)	Foreign Custody Manager Agreement between Metropolitan West Funds and The Bank of New York (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(g)(5)	Amendment to Custody Agreement dated June 1, 2003 (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(g)(6)	Amendment to Schedule II of Custody Agreement dated September 2011 (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(g)(7)	Form of Amendment to Schedule II of Custody Agreement is filed herewith.

(h)(1)	Amended and Restated Services Agreement dated March 31, 2004 between Metropolitan West Funds and PFPC Inc. (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 23 filed on July 28, 2004).

(h)(2)	Amended and Restated Operating Expenses Agreement dated November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(h)(3)	Shareholder Servicing Plan dated November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 19, 2007).

(h)(4)	Amendment dated July 19, 2007 to the Amended and Restated Services Agreement between Metropolitan West Funds and PFPC Inc. (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(h)(5)	Amended and Restated Schedule A dated November 13, 2007 to the Amended and Restated Services Agreement between Metropolitan West Funds and PFPC Inc. (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(h)(6)	Amendment dated April 1, 2009 to the Amended and Restated Services Agreement between Metropolitan West Funds and PNC Global Investment Servicing (U.S.) Inc. (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(h)(7)	Red Flags Services Amendment dated May 1, 2009 to the Amended and Restated Services Agreement between Metropolitan West Funds and PNC Global Investment Servicing (U.S.) Inc. (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(h)(8)	Amended and Restated Schedule A dated September 30, 2011 to the Amended and Restated Services Agreement between Metropolitan West Funds and BNY Mellon Investment Servicing (US) Inc. (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(h)(9)	Amendment to the Amended and Restated Services Agreement dated April 1, 2011 between Metropolitan West Funds and BNY Mellon Investment Servicing (US) Inc. (incorporated by reference to Post-Effective Amendment No. 37 filed on July 27, 2011).

(h)(10)	Form of Amended and Restated Appendix A to the Amended and Restated Operating Expenses Agreement (incorporated by reference to Post-Effective Amendment No. 35 filed on May 23, 2011).

(h)(11)	Amended Appendix A dated September 28, 2011 to the Amended and Restated Operating Expenses Agreement (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(h)(12)	Form of Amended and Restated Appendix A dated June 26, 2013 to the Amended and Restated Operating Expenses Agreement is filed herewith.

(i)(1)	For TOTAL RETURN BOND FUND and LOW DURATION BOND FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on March 18, 1997 [“Pre-Effective Amendment No. 1”]).

(i)(2)	For ALPHATRAK 500 FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 4).

(i)(3)	For TOTAL RETURN BOND FUND and LOW DURATION BOND FUND: Consent and Opinion of Counsel as to legality of Class I shares (incorporated by reference to Post-Effective Amendment No. 8 filed on July 26, 2000).

(i)(4)	For INTERMEDIATE BOND FUND and HIGH YIELD BOND FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(i)(5)	For STRATEGIC INCOME FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 21 filed on June 30, 2003).

(i)(6)	For UNCONSTRAINED BOND FUND: Consent and Opinion of Counsel as to legality of shares (incorporated by reference to Post-Effective Amendment No. 39 filed on September 26, 2011).

(i)(7)	For FLOATING RATE INCOME FUND: Consent and Opinion of Counsel as to legality of shares is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm (not applicable).

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements (incorporated by reference to Pre-Effective Amendment No. 2).

(m)	Share Marketing Plan (Rule 12b-1 Plan), as amended March 31, 2000 (incorporated by reference to Post-Effective Amendment No. 8 filed July 26, 2000).

(m)(1)	Share Marketing Plan (Rule 12b-1 Plan) as amended June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(m)(2)	Share Marketing Plan (Rule 12b-1 Plan) as amended May 19, 2003 (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(m)(3)	Share Marketing Plan (Rule 12b-1 Plan) as amended November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 19, 2007).

(m)(4)	Amended Share Marketing Plan (Rule 12b-1 Plan) dated September 28, 2011 (incorporated by reference to Post-Effective Amendment No. 41 filed on July 25, 2012).

(m)(5)	Form of Amended and Restated Exhibit A to the Share Marketing Plan (Rule 12b-1 Plan) dated June 26, 2013 is filed herewith.

(n)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 7 filed January 27, 2000).

(n)(1)	Rule 18f-3 Plan as amended June 27, 2002 (incorporated by reference to Post-Effective Amendment No. 19 filed on July 22, 2002).

(n)(2)	Rule 18f-3 Plan as amended May 19, 2003 (incorporated by reference to Post-Effective Amendment No. 22 filed on July 28, 2003).

(n)(3)	Rule 18f-3 Plan as amended November 13, 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 19, 2007).

(n)(4)	Rule 18f-3 Plan as amended January 31, 2011 (incorporated by reference to Post-Effective Amendment No. 35 filed on May 23, 2011).

(n)(5)	Amended Appendix A of the Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 39 filed on September 26, 2011).

(n)(6)	Amended Appendix A of the Rule 18f-3 Plan is filed herewith.

(p)(1)	Code of Ethics of Metropolitan West Asset Management LLC and Metropolitan West Funds as amended February 28, 2005 (incorporated by reference to Post-Effective Amendment No. 25 filed March 15, 2005).

(p)(2)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended October (incorporated by reference to Post-Effective Amendment No. 27 filed July 20, 2006).

(p)(3)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended February 2007 (incorporated by reference to Post-Effective Amendment No. 29 filed on November 29, 2007).

(p)(4)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended February 2008 (incorporated by reference to Post-Effective Amendment No. 31 filed on July 22, 2008).

(p)(5)	Code of Ethics of Metropolitan West Asset Management LLC, MWAM Distributors, LLC, Metropolitan West Funds and West Gate Advisors, LLC as amended November 2008 (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(p)(6)	TCW Code of Ethics (incorporated by reference to Post-Effective Amendment No. 34 filed on July 30, 2010).

(p)(7)	TCW Code of Ethics, as amended April 11, 2011 (incorporated by reference to Post-Effective Amendment No. 35 filed on May 23, 2011).

(Other)	Power of Attorney dated July 21, 2009 (incorporated by reference to Post-Effective Amendment No. 32 filed on July 24, 2009).

(Other)	Power of Attorney dated May 20, 2013 is filed herewith.

Item 29.   Persons Controlled by or Under Common Control with Registrant.

Metropolitan West Asset Management, LLC, a California limited liability company, is the investment adviser for each series of the Registrant (the “Adviser”). The Adviser is a wholly owned subsidiary of The TCW Group, Inc., a Nevada corporation, which in turn is controlled by The Carlyle Group L.P. (“Carlyle”). Carlyle may be deemed to be a control person of the Adviser by reason of control of certain investment funds that indirectly control more than 25% of the voting stock of the TCW Group, Inc. Other investment adviser and broker-dealer entities under common control with the Adviser as subsidiaries of The TCW Group, Inc. include: TCW Funds Distributors (a California entity and a registered-broker-dealer), TCW Asset Management Company (a California corporation and a registered investment adviser), TCW Investment Management Company (a California corporation and a registered investment adviser), Trust Company of the West (a California licensed trust company). Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.

Item 30.   Indemnification

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VII of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Adviser.

The list required by this Item 31 of officers and directors of Metropolitan West Asset Management LLC, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Metropolitan West Asset Management LLC pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-53332)

Item 32.	Foreside Funds Distributors LLC

Item 32(a)	Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Aston Funds
2.	E.I.I. Realty Securities Trust
3.	FundVantage Trust
4.	GuideStone Funds
5.	Highland Funds I (f/k/a Pyxis Funds I)
6.	Highland Funds II (f/k/a Pyxis Funds II)
7.	Kalmar Pooled Investment Trust
8.	Matthews International Funds (d/b/a Matthews Asia Funds)
9.	Metropolitan West Funds
10.	The Motley Fool Funds Trust
11.	New Alternatives Fund, Inc.
12.	Old Westbury Funds, Inc.
13.	The RBB Fund, Inc.
14.	Stratton Mid Cap Fund, Inc. (f/k/a Stratton Multi-Cap Fund, Inc.)
15.	Stratton Real Estate Fund, Inc.
16.	The Stratton Funds, Inc.
17.	The Torray Fund
18.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Bruno S. DiStefano	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Ronald C. Berge	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 33. Location of Accounts and Records.

     The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant’s Transfer Agent, BNY Mellon Investment Servicing, 760 Moore Road, King of Prussia, PA 19406, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 865 South Figueroa Street, Los Angeles, California 90017 or at a third-party unaffiliated record keeper at 1925 East Vernon Ave., Los Angeles, California, 90058, or those records relating to the Registrant’s Distributor, which will be kept by the Distributor at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312 and at Three Canal Plaza, Suite 100, Portland, ME 04101.

Item 34. Management Services.

     There are no management-related service contracts not discussed in Parts A and B.

Item 35. Undertakings.

     Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant’s Board of Trustees in the event that less than a majority of the Trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant’s outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 44 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 24th day of June, 2013.

Metropolitan West Funds

By:	/s/ David B. Lippman ---------------------------------------
David B. Lippman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities indicated on the 24th day of June, 2013.

Signature	Capacity	Date

/s/ David B. Lippman	President and Principal Executive Officer	June 24, 2013
David B. Lippman

/s/ Charles Baldiswieler*	Trustee	June 24, 2013
Charles Baldiswieler

/s/ Laird Landmann*	Trustee	June 24, 2013
Laird Landmann

/s/ David DeVito	Chief Financial Officer	June 24, 2013
David DeVito

/s/ Martin Luther King III*	Trustee	June 24, 2013
Martin Luther King III

/s/ Daniel D. Villanueva*	Trustee	June 24, 2013
Daniel D. Villanueva

/s/ Andrew Tarica*	Trustee	June 24, 2013
Andrew Tarica

/s/ Ronald J. Consiglio*	Trustee	June 24, 2013
Ronald J. Consiglio

/s/ Peter McMillan*	Trustee	June 24, 2013
Peter McMillan

/s/ Robert G. Rooney*	Trustee	June 24, 2013
Robert G. Rooney

/s/ Patrick Haden*	Trustee	June 24, 2013
Patrick Haden

*by /s/ David A. Hearth		June 24, 2013

David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney

METROPOLITAN WEST FUNDS

INDEX OF EXHIBITS

Item 28. Exhibits

(d)(10)	Form of Amended Appendix A to Investment Management Agreement as revised for the Floating Rate Income Fund

(e)(8)	Form of Amended and Restated Schedule A to Underwriting Agreement

(g)(7)	Form of Amendment to Schedule II of Custody Agreement

(h)(12)	Form of Amended and Restated Appendix A to the Amended and Restated Operating Expenses Agreement

(i)(7)	For FLOATING RATE INCOME FUND: Consent and Opinion of Counsel as to legality of shares

(m)(5)	Form of Amended and Restated Exhibit A to the Share Marketing Plan (Rule 12b-1 Plan)

(n)(6)	Amended Appendix A of the Rule 18f-3 Plan

(Other)	Power of Attorney dated May 20, 2013